UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      May 31

Date of reporting period:     November 30, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Government Income Fund

11.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

For more information
page 29


Dear Fellow Shareholders,

The stock market made little, if any, headway for much of 2004, before finally rallying in November. After a strong start in January, the market faded and remained dull as it wrestled with a variety of uncertainties. Questions about the continuing strength of the economy, the effects of rising interest rates, and expectations for corporate earnings growth kept investors jittery. In addition, record high crude oil prices, terrorism and the uncertainty of a closely contested U.S. presidential race all weighed on the market. The picture brightened in early November with the election behind us and oil prices moderating somewhat. With one month left to go, the market seems poised to produce single-digit returns for 2004, barring some major negative occurrence.

Year-to-date through November 30, 2004, the Standard & Poor's 500 Index was up 7.23%, while the Dow Jones Industrial Average advanced 1.67% and the Nasdaq Composite Index rallied from its negative stance in October to return 4.66% through November 30. Despite the Federal Reserve's four hikes in short-term interest rates, bonds still produced positive results, with the Lehman Brothers Aggregate Bond Index up 3.39%.

The way this year has played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market and trying to act on them can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson
Chief Executive Officer

This commentary reflects the CEO's views as of November 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital. Maintaining
a stable share price
is a secondary goal.
The Fund pursues
these goals by
normally investing
at least 80% of its
assets in obligations
issued by or
guaranteed by
the U.S. government
and its agencies,
authorities or
instrumentalities.

Over the last six months

* The Federal Reserve shifted into a tightening mode, raising short-term interest rates during the summer and fall.

* Although short-term bond yields rose, long-term bond yields declined amid weaker-than-expected job gains and a less worrisome inflation outlook.

* The Fund benefited from having a large stake in mortgage bonds, but was hurt by its interest rate positioning as long-term bond yields fell.


[Bar chart with heading "John Hancock Government Income Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2004." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.79% total return for Class A. The second bar represents the 2.41% total return for Class B. The third bar represents the 2.41% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top issuers

45.0%   Federal National Mortgage Association
14.6%   United States Treasury
12.8%   Federal Home Loan Mortgage Corp.
11.2%   Government National Mortgage Association
 3.0%   Financing Corp.
 3.0%   Hydro-Quebec
 1.7%   Quebec, Province of
 1.6%   Tennessee Valley Authority

As a percentage of net assets on November 30, 2004.

BY BARRY H. EVANS, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Government Income Fund

Government bonds gained ground during the six months ended November 30, 2004, but fell behind lower-quality securities as investors continued to search for yield. Interest rates began their upward march last summer, as the Federal Reserve made its first move in four years to raise the federal funds rate -- the rate banks charge each other for overnight loans. The Fed followed with three other increases, pushing the fed funds rate to 2.00% by the end of November, up from 1.00% six months earlier. The Fed's moves, which came as no surprise to most investors, pushed yields on short-term bonds sharply higher. Yields on long-term bonds, however, declined as weaker-than-expected employment numbers over the summer raised questions about how aggressive the Fed would be in continuing to raise interest rates. Soaring energy prices also pressured long-term yields. As energy costs mounted, consumer and corporate spending slowed, causing economic growth to moderate and inflation concerns to ease. Long-term bond yields -- which include an inflation premium -- declined.

"Government bonds gained
 ground during the six months
 ended November 30, 2004..."

Performance review

John Hancock Government Income Fund's Class A, Class B and Class C shares returned 2.79%, 2.41% and 2.41%, respectively, at net asset value for the six months ended November 30, 2004. These returns were slightly behind the average general U.S. government fund, which returned 3.15%, according to Lipper, Inc.1 During the same period, the Lehman Brothers Government Bond Index returned 3.11%. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

[Photos of Barry Evans and Jeff Given, flush right next to first paragraph.]

Leadership from mortgage sector

In this low yield environment, mortgage bonds led both Treasuries and government agencies. Over half of the Fund's assets were in mortgage bonds, which are not included in the Lehman Brothers index. Mortgage bonds attracted investor interest because they offered significant added yield over Treasuries with comparable maturities. At the same time, the supply of fixed-rate mortgages shrunk as many homeowners chose the new hybrid adjustable rate mortgages. This combination of growing demand and lower supply helped push bond prices higher. Mortgage bonds further benefited as extension risk stabilized. Extension risk is the likelihood that the average life of a mortgage will lengthen, which occurs when interest rates rise sharply and homeowners decide not to move. As extension risk picks up, investors have to be compensated for the potential delay in getting their principal back, so bond yields rise and prices fall. Our focus was on mortgage bonds with stated interest rates of 5% or 5.5%. These lower coupon bonds behave more like long-term bonds because the underlying mortgages are less likely to be paid off before their due dates. As long-term yields declined, lower coupon mortgages outperformed higher coupon issues.

Positioned for rising interest rates

We invested the Fund with the expectation that the Fed would raise key interest rates, leading to higher yields across all maturities but especially on short-term bonds. Usually rising interest rates hurt bond prices, which move in the opposite direction of yields. To protect the Fund in this environment, we kept a shorter duration than both the Lehman Brothers index and the Lipper peer group. Duration is a measure of interest rate sensitivity. A shorter duration means a bond's price will fall less as interest rates rise, or rise less as interest rates fall. We did not expect long-term interest rates to decline. When they did, the Fund's short duration hurt performance.

"We invested the Fund with the
 expectation that the Fed would raise
 key interest rates..."

Flattening of the yield curve

The Fund was well positioned for a flattening of the yield curve. The yield curve is a graph that plots Treasury yields on short to long maturities. When short-term yields rise faster than long-term yields, the yield curve flattens. In anticipation of this happening, we reduced the Fund's stake in Treasury bonds with two- to five-year maturities and increased investments in cash as well as Treasuries with maturities of 10 or 30 years. The Fund benefited as long-term bonds rallied and cash yields moved higher. We also trimmed our overall stake in Treasuries, shifting assets into callable bonds issued by government agencies. In a low yield environment, agencies were attractive because of their slight yield advantage over Treasuries. Callable bonds also have modestly higher yields than noncallable bonds to compensate investors for the risk that the bonds might be redeemed (or called) before their due dates. Total returns for agencies, however, trailed those for Treasuries during the recent period because agencies tend to have shorter durations than Treasuries. The Fund also maintained a small investment in foreign government bonds issued by Canadian provinces, which helped boost the portfolio's yield.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-04." The chart is divided into four sections (from top to right): U.S. agency bonds 74%, U.S. government bonds 15%, Short-term investments & other 6% and Foreign government bonds 5%.]

Cautious optimism

We expect government bonds to provide solid income for investors in 2005 as the economy continues to grow at a measured pace. Bond returns should benefit if, as expected, inflation stays at low levels rather than rising sharply and eroding the value of fixed-income payments. We think the biggest risk is the weaker U.S. dollar, which has the potential to stir up inflationary pressures as imports become more expensive and boost prices for consumers. Barring an unforeseen event that disrupts supply, energy prices will most likely stabilize or soften. A decline in energy prices would act as an economic stimulus. As long as the economic expansion continues and inflation remains in check, the Fed seems poised to raise short-term interest rates further. With the likelihood of higher interest rates, we plan to keep the Fund's duration short relative to the Lehman Brothers index and the Fund's Lipper peer group. We also expect to maintain an emphasis on long-term securities over shorter-dated bonds in preparation for a further flattening of the yield curve. We intend to keep a sizable investment in mortgage bonds because of the yield advantage they offer over Treasuries.

"We intend to keep a sizable
investment in mortgage bonds because
of the yield advantage
they offer over Treasuries."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2004

                                           Class A      Class B      Class C
Inception date                             9-30-94      2-23-88       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -1.95%       -3.03%        0.91%
Five years                                    5.23         5.08         5.40
Ten years                                     6.25         6.12           --
Since inception                                 --           --         4.58

Cumulative total returns with maximum sales charge (POP)
Six months                                   -1.82        -2.59         1.41
One year                                     -1.95        -3.03         0.91
Five years                                   29.02        28.14        30.11
Ten years                                    83.40        81.19           --
Since inception                                 --           --        28.90

SEC 30-day yield as of November 30, 2004
                                              3.22         2.61         2.62

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated.1 For comparison, we've shown the same investment in the Lehman Brothers Government Bond Index.

              Cum Value    Cum Value   Lehman Brothers
               of $10K       of $10K        Government
Plot Date     (No Load)     (W/Load)        Bond Index

11-30-94       $10,000       $9,500            $10,000
12-31-94        10,060        9,606             10,061
5-31-95         11,143       10,641             11,102
11-30-95        11,737       11,207             11,740
5-31-96         11,472       10,954             11,543
11-30-96        12,305       11,750             12,362
5-31-97         12,373       11,815             12,418
11-30-97        13,196       12,601             13,270
5-31-98         13,713       13,094             13,813
11-30-98        14,467       13,814             14,697
5-31-99         14,213       13,572             14,425
11-30-99        14,221       13,580             14,495
5-31-00         14,403       13,753             14,852
11-30-00        15,516       14,816             15,990
5-31-01         16,168       15,439             16,602
11-30-01        17,055       16,286             17,641
5-31-02         17,360       16,577             17,898
11-30-02        18,293       17,468             19,037
5-31-03         19,291       18,421             20,312
11-30-03        18,712       17,868             19,782
5-31-04         18,687       17,844             19,851
11-30-04        19,206       18,340             20,468

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Government Bond Index and is equal to $20,468 as of November 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Government Income Fund, without sales charge (NAV), and is equal to $19,206 as of November 30, 2004. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Government Income Fund, with sales charge (POP), and is equal to $18,340 as of November 30, 2004.]

                                    Class B 2    Class C 2
Period beginning                   11-30-94       4-1-99
Government Income Fund              $18,119      $12,890
Index                                20,468       14,126

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class A and Class C shares, respectively, as of November 30, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Class A performance has replaced Class B performance in the chart above because as of November 30, 2004, Class A shares had 10 years of operating history and greater net assets than Class B shares.

2 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004.

Account value                                Expenses paid
$1,000.00               Ending value         during period
on 5-31-04               on 11-30-04        ended 11-30-04 1
-------------------------------------------------------------
Class A                   $1,027.90                 $11.01
Class B                    1,024.10                  18.57
Class C                    1,024.10                  18.59

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                 Expenses paid
$1,000.00               Ending value          during period
on 5-31-04               on 11-30-04         ended 11-30-04 1
-------------------------------------------------------------
Class A                    $1,014.21                 $10.93
Class B                     1,006.72                  18.41
Class C                     1,006.72                  18.43

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.83% and 1.84% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2004
(unaudited)

This schedule is divided into three main categories: bonds, U.S.
government and agencies securities and short-term investments.
Short-term investments, which represent the Fund's cash position, are listed last.


                                                           Interest  Maturity      Credit           Par value
Issuer, description                                            rate      date      rating (A)           (000)           Value
Bonds 4.71%                                                                                                       $23,280,148
(Cost $25,330,970)

Foreign Government 4.71%                                                                                           23,280,148
Hydro-Quebec,
Gtd Bond Ser IF (Canada)                                      8.000% 02-01-13      AAA                $12,000      14,687,556
Quebec, Province of,
Sr Deb (Canada)                                               7.000  01-30-07      A+                   8,000       8,592,592


                                                           Interest  Maturity      Credit           Par value
Issuer, description                                            rate      date      rating (A)           (000)           Value
U.S. government and agencies securities 88.19%                                                                   $435,554,897
(Cost $433,745,278)

Government U.S. 14.56%                                                                                             71,916,111
United States Treasury,
Bond (L)                                                      9.250% 02-15-16      AAA                 $8,000      11,305,000
Bond (L)                                                      8.875  08-15-17      AAA                 14,750      20,662,095
Bond (L)                                                      5.375  02-15-31      AAA                  5,780       6,083,450
Inflation Indexed Note (L)                                    2.000  07-15-14      AAA                  7,812       7,994,826
Note (L)                                                      4.250  11-15-14      AAA                 26,095      25,870,740

Government U.S. Agency 73.63%                                                                                     363,638,786
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                           7.500  11-01-12      AAA                  1,217       1,291,238
15 Yr Pass Thru Ctf                                           4.500  05-01-19      AAA                  4,558       4,530,677
15 Yr Pass Thru Ctf                                           4.500  10-01-19      AAA                  3,440       3,419,404
30 Yr Pass Thru Ctf                                           9.500  08-01-16      AAA                    899       1,009,995
30 Yr Pass Thru Ctf                                           6.000  08-01-34      AAA                  1,364       1,408,149
30 Yr Pass Thru Ctf                                           6.000  08-01-34      AAA                  1,619       1,671,228
30 Yr Pass Thru Ctf                                           6.000  09-01-34      AAA                  1,597       1,648,565
Bond                                                          3.250  02-25-08      AAA                  5,000       4,938,545
CMO REMIC 1601-PL                                             6.000  10-15-08      AAA                  2,044       2,098,696
CMO REMIC 1617-PM                                             6.500  11-15-23      AAA                 10,000      10,551,597
CMO REMIC 2764-PG                                             5.500  03-15-34      AAA                  5,000       4,929,774
CMO REMIC 2836-QD                                             5.000  09-15-27      AAA                  5,905       5,973,741

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                           Interest  Maturity      Credit           Par value
Issuer, description                                            rate      date      rating (A)           (000)           Value
Federal Home Loan Mortgage Corp.,
Note                                                          4.820% 04-28-14      AAA                 $5,000      $5,001,120
Note                                                          4.375  02-04-10      AAA                  5,000       4,995,860
Note                                                          3.500  04-06-09      AAA                 10,000       9,804,950

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                           9.000  02-01-10      AAA                    153         155,866
15 Yr Pass Thru Ctf                                           7.500  01-01-15      AAA                  1,072       1,138,845
15 Yr Pass Thru Ctf                                           7.000  02-01-16      AAA                  4,126       4,377,962
15 Yr Pass Thru Ctf                                           7.000  11-01-17      AAA                  5,974       6,338,170
15 Yr Pass Thru Ctf                                           5.500  07-01-19      AAA                  9,452       9,759,888
15 Yr Pass Thru Ctf                                           5.000  05-01-18      AAA                 14,275      14,485,851
15 Yr Pass Thru Ctf                                           5.000  08-01-19      AAA                  7,368       7,474,031
15 Yr Pass Thru Ctf                                           5.000  10-01-19      AAA                  7,423       7,529,582
15 Yr Pass Thru Ctf                                           4.500  05-01-19      AAA                  4,661       4,634,325
15 Yr Pass Thru Ctf                                           4.500  10-01-19      AAA                  6,927       6,887,856
30 Yr Pass Thru Ctf                                           8.500  09-01-24      AAA                     43          47,166
30 Yr Pass Thru Ctf                                           8.500  10-01-24      AAA                    536         590,148
30 Yr Pass Thru Ctf                                           7.000  02-01-34      AAA                  4,881       5,179,767
30 Yr Pass Thru Ctf                                           6.500  08-01-34      AAA                 24,449      25,673,483
30 Yr Pass Thru Ctf                                           6.000  01-01-34      AAA                  3,314       3,423,753
30 Yr Pass Thru Ctf                                           6.000  08-01-34      AAA                  7,890       8,151,734
30 Yr Pass Thru Ctf                                           5.500  05-01-34      AAA                  2,339       2,368,016
30 Yr Pass Thru Ctf                                           5.500  06-01-34      AAA                  2,435       2,465,111
30 Yr Pass Thru Ctf                                           5.500  09-01-34      AAA                  9,815       9,938,122
30 Yr Pass Thru Ctf                                           5.500  09-01-34      AAA                  4,922       4,983,929
30 Yr Pass Thru Ctf                                           5.500  11-01-34      AAA                  5,040       5,116,290
30 Yr Pass Thru Ctf                                           5.000  04-01-34      AAA                  3,614       3,569,120
30 Yr Pass Thru Ctf                                           5.000  04-01-34      AAA                  3,615       3,569,954
30 Yr Pass Thru Ctf                                           5.000  04-01-34      AAA                  8,693       8,584,540
30 Yr Pass Thru Ctf (M)                                       5.000  12-15-34      AAA                  7,500       7,396,875
CMO REMIC 1993-225-TK                                         6.500  12-25-23      AAA                  5,032       5,404,891
CMO REMIC 1994-75-K                                           7.000  04-25-24      AAA                  3,100       3,286,008
CMO REMIC 2003-16-PD                                          5.000  10-25-16      AAA                 10,000      10,115,565
CMO REMIC 2003-33-AC                                          4.250  03-25-33      AAA                  5,566       5,551,987
CMO REMIC 2003-49-JE                                          3.000  04-25-33      AAA                  6,065       5,825,796
CMO REMIC 2004-W4-A6                                          5.500  06-25-34      AAA                  7,318       7,078,191
CMO REMIC G-8-E                                               9.000  04-25-21      AAA                    448         489,342
Note (L)                                                      6.000  01-18-12      AAA                 10,000      10,041,900
Note (L)                                                      3.750  09-15-08      AAA                  5,000       4,967,225
Note                                                          3.310  03-30-09      AAA                  5,000       4,887,440
Sub Note (L)                                                  5.500  05-02-06      AA-                 10,500      10,833,375
Financing Corp.,
Bond                                                         10.350  08-03-18      AAA                 10,000      15,051,960
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf                                           7.500  04-15-13      AAA                  4,276       4,564,402
30 Yr Pass Thru Ctf                                          11.000  01-15-14      AAA                    154         173,278

See notes to
financial statements.

11


FINANCIAL STATEMENTS


                                                           Interest  Maturity      Credit           Par value
Issuer, description                                            rate      date      rating (A)           (000)           Value
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                          11.000% 12-15-15      AAA                   $713        $801,400
30 Yr Pass Thru Ctf                                           7.000  05-15-29      AAA                  2,594       2,761,813
30 Yr Pass Thru Ctf                                           6.000  12-20-33      AAA                 24,072      24,896,131
30 Yr Pass Thru Ctf                                           5.500  07-15-34      AAA                 17,862      18,188,180
CMO REMIC 2003-36-C                                           4.254  02-16-31      AAA                  4,000       3,936,331
Tennessee Valley Authority,
Bond Ser C                                                    6.000  03-15-13      AAA                  7,000       7,669,648


                                                                                   Interest         Par value
Issuer, description, maturity date                                                     rate             (000)           Value
Short-term investments 4.52%                                                                                      $22,320,000
(Cost $22,320,000)

Joint Repurchase Agreement 4.52%                                                                                   22,320,000
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 11-30-04 due 12-01-04 (secured
by U.S. Treasury Inflation Indexed Bonds
3.375% thru 3.625% due 04-15-32 thru
04-15-28 and U.S. Treasury Inflation
Indexed Note 3.000% due 07-15-12)                                                     1.960%          $22,320      22,320,000

Total investments 97.42%                                                                                         $481,155,045

Other assets and liabilities, net 2.58%                                                                           $12,714,807

Total net assets 100.00%                                                                                         $493,869,852


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(L) All or a portion of this security is on loan as of November 30, 2004.

(M) This security having an aggregate value of $7,396,875 or 1.50% of the Fund's net assets, has been purchased as a forward commitment--that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $8,592,592 of Quebec, Province of, 7.000%, 01-30-07 has been segregated to cover the forward commitment.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

November 30, 2004
(unaudited)

This table shows the
Fund's investments
as a percentage
of net assets,
aggregated by
various industry
sectors.

Industry sector distribution         Value as a percentage of Fund's net assets
-------------------------------------------------------------------------------
Foreign -- government                                                     4.71%
Government -- U.S.                                                       14.56
Government agencies                                                      73.63
Short-term investments                                                    4.52

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $481,396,248)
including $97,556,209 of securities loaned                       $481,155,045
Cash                                                                      309
Receivable for investments sold                                    17,632,064
Receivable for shares sold                                             31,347
Interest receivable                                                 3,632,913
Other assets                                                          242,819

Total assets                                                      502,694,497

Liabilities
Payable for investments purchased                                   7,613,281
Payable for shares repurchased                                        470,375
Dividends payable                                                      56,062
Payable to affiliates
Management fees                                                       240,968
Distribution and service fees                                          27,881
Other                                                                 185,573
Other payables and accrued expenses                                   230,505

Total liabilities                                                   8,824,645

Net assets
Capital paid-in                                                   533,849,319
Accumulated net realized loss on investments and
financial futures contracts                                       (37,692,434)
Net unrealized depreciation of investments                           (241,203)
Distributions in excess of net investment income                   (2,045,830)

Net assets                                                       $493,869,852

Net asset value per share
Based on net asset values and shares
outstanding -- the Fund has an unlimited
number of shares authorized with no par value
Class A ($434,093,851 [DIV] 47,078,552 shares)                          $9.22
Class B ($52,995,931 [DIV] 5,747,163 shares)                            $9.22
Class C ($6,780,070 [DIV] 735,314 shares)                               $9.22

Maximum offering price per share
Class A1 ($9.22 [DIV] 95.5%)                                            $9.65

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund. It also
shows net gains
(losses) for the
period stated.

Investment income
Interest (net of foreign withholding taxes of $1,788)             $11,616,484
Securities lending                                                     93,358

Total investment income                                            11,709,842

Expenses
Investment management fees                                          1,630,360
Class A distribution and service fees                                 560,518
Class B distribution and service fees                                 291,627
Class C distribution and service fees                                  37,332
Class A, B and C transfer agent fees                                  458,384
Accounting and legal services fees                                     64,276
Custodian fees                                                         56,662
Miscellaneous                                                          44,086
Printing                                                               32,794
Registration and filing fees                                           29,445
Professional fees                                                      27,397
Trustees' fees                                                         11,597
Interest                                                                7,063
Securities lending fees                                                 2,641

Total expenses                                                      3,254,182
Less expense reductions                                              (216,291)

Net expenses                                                        3,037,891

Net investment income                                               8,671,951

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                           286,357
Financial futures contracts                                          (519,397)

Change in net unrealized appreciation
(depreciation) of
Investments                                                         5,685,768
Financial futures contracts                                            (1,315)

Net realized and unrealized gain                                    5,451,413

Increase in net assets from operations                            $14,123,364

1 Semiannual period from 6-1-04 through 11-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

                                                       Year        Period
                                                      ended         ended
                                                    5-31-04      11-30-04 1
Increase (decrease) in net assets
From operations

Net investment income                           $18,581,139    $8,671,951

Net realized loss                                (5,190,812)     (233,040)
Change in net unrealized
appreciation (depreciation)                     (35,313,250)    5,684,453
Increase (decrease) in net assets
resulting from operations                       (21,922,923)   14,123,364

Distributions to shareholders
From net investment income
Class A                                         (18,875,660)   (9,403,438)
Class B                                          (2,670,969)   (1,004,853)
Class C                                            (340,000)     (128,952)
                                                (21,886,629)  (10,537,243)
From Fund share transactions                   (148,679,268)  (36,490,491)

Net assets
Beginning of period                             719,263,042   526,774,222

End of period 2                                $526,774,222  $493,869,852

1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

2 Includes distributions in excess of net investment income of $180,538 and $2,045,830, respectively.

See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                 5-31-00 1  5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   11-30-04 3
Per share operating performance
Net asset value,
beginning of period                           $9.02       $8.58       $9.06         $9.21     $9.82      $9.16
Net investment income 4                        0.55        0.55        0.47          0.36      0.30       0.16
Net realized and unrealized
gain (loss) on investments                    (0.44)       0.48        0.19          0.65     (0.61)      0.09
Total from
investment operations                          0.11        1.03        0.66          1.01     (0.31)      0.25
Less distributions
From net investment income                    (0.55)      (0.55)      (0.51)        (0.40)    (0.35)     (0.19)
Net asset value,
end of period                                 $8.58       $9.06       $9.21         $9.82     $9.16      $9.22
Total return 5,6 (%)                           1.38       12.26        7.37         11.12     (3.13)      2.79 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                  $505        $521        $532          $565      $456       $434
Ratio of expenses to
average net assets (%)                         1.05        1.02        1.04          1.04      1.07       1.09 8
Ratio of adjusted expenses
to average net assets 9 (%)                    1.18        1.15        1.17          1.17      1.17       1.17 8
Ratio of net investment income
to average net assets (%)                      6.31        6.13        5.04          3.76      3.20       3.47 8
Portfolio turnover (%)                          106          68         110           400       411        150

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                 5-31-00 1  5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   11-30-04 3
Per share operating performance
Net asset value,
beginning of period                            $9.02      $8.58       $9.06         $9.21     $9.82      $9.16
Net investment income 4                         0.49       0.48        0.40          0.28      0.23       0.13
Net realized and unrealized
gain (loss) on investments                     (0.44)      0.48        0.19          0.65     (0.61)      0.09
Total from
investment operations                           0.05       0.96        0.59          0.93     (0.38)      0.22
Less distributions
From net investment income                     (0.49)     (0.48)      (0.44)        (0.32)    (0.28)     (0.16)
Net asset value,
end of period                                  $8.58      $9.06       $9.21         $9.82     $9.16      $9.22
Total return 5,6 (%)                            0.64      11.44        6.57         10.30     (3.85)      2.41 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $113        $93         $86          $128       $63        $53
Ratio of expenses
to average net assets (%)                       1.78       1.75        1.79          1.79      1.82       1.83 8
Ratio of adjusted expenses
to average net assets 9 (%)                     1.91       1.88        1.92          1.92      1.92       1.91 8
Ratio of net investment income
to average net assets (%)                       5.58       5.41        4.29          2.97      2.39       2.72 8
Portfolio turnover (%)                           106         68         110           400       411        150

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                 5-31-00 1  5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   11-30-04 3
Per share operating performance
Net asset value,
beginning of period                            $9.02      $8.58       $9.06         $9.21     $9.82      $9.16
Net investment income 4                         0.49       0.48        0.40          0.27      0.22       0.13
Net realized and unrealized
gain (loss) on investments                     (0.44)      0.48        0.19          0.66     (0.60)      0.09
Total from
investment operations                           0.05       0.96        0.59          0.93     (0.38)      0.22
Less distributions
From net investment income                     (0.49)     (0.48)      (0.44)        (0.32)    (0.28)     (0.16)
Net asset value,
end of period                                  $8.58      $9.06       $9.21         $9.82     $9.16      $9.22
Total return 5,6 (%)                            0.61      11.42        6.57         10.30     (3.85)      2.41 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                     -- 10      $2          $7           $26        $8         $7
Ratio of expenses
to average net assets (%)                       1.80       1.77        1.79          1.79      1.82       1.84 8
Ratio of adjusted expenses
to average net assets 9 (%)                     1.93       1.90        1.92          1.92      1.92       1.92 8
Ratio of net investment income
to average net assets (%)                       5.56       5.30        4.29          2.86      2.31       2.73 8
Portfolio turnover (%)                           106         68         110           400       411        150


1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.49%, 4.74% and 4.74% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Government Income Fund (the "Fund") is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to earn a high level of current income consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are re corded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of invest ments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds man aged by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2004, the Fund loaned securities having a market value of $97,556,209 collateralized by securities in the amount of $99,803,747. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on November 30, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $29,791,515 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2005 -- $4,339,751, May 31, 2008 -- $12,181,718 and May 31, 2009 -- $13,270,046.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $21,886,629. Distri butions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, until October 1, 2004, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.65% of the first $200,000,000 of the Fund's average daily net asset value, (b) 0.625% of the next $300,000,000 and (c) 0.60% of the Fund's average daily net asset value in excess of $500,000,000. Effective October 1, 2004, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund's average daily net asset value and (b) 0.50% of the Fund's average daily net asset value in excess of $300,000,000.

The Adviser has agreed to limit the management fee to 0.55% of the Fund's average daily net asset value, at least until September 30, 2005.
Accordingly, the expense reductions related to management fee limitation amounted to $216,291 for the period ended Novem ber 30, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $59,905 with regard to sales of Class A shares. Of this amount, $6,535 was re tained and used for printing prospectuses, advertising, sales literature and other purposes, $29,713 was paid as sales commissions to unrelated broker-dealers and $23,657 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $3,020 with regard to sales of Class C shares. Of this amount, $2,290 was paid as sales commissions to unrelated broker-dealers and $730 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are re deemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2004, CDSCs received by JH Funds amounted to $84,463 for Class B shares and $142 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended November 30, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the

Fund. The compensation for the period amounted to $64,276. The Fund also paid the Adviser the amount of $1,521 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of the Fund's shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 5-31-04         Period ended 11-30-04 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       5,015,015     $47,644,366       906,852      $8,401,038
Distributions reinvested   1,455,432      13,677,518       763,058       7,054,084
Repurchased              (14,272,706)   (134,848,930)   (4,347,772)    (40,240,982)
Net decrease              (7,802,259)   ($73,527,046)   (2,677,862)   ($24,785,860)

Class B shares
Sold                         943,305      $8,898,031       463,342      $4,298,963
Distributions reinvested     216,052       2,033,162        83,183         768,755
Repurchased               (7,320,197)    (69,074,353)   (1,668,541)    (15,438,265)
Net decrease              (6,160,840)   ($58,143,160)   (1,122,016)   ($10,370,547)

Class C shares
Sold                         437,496      $4,223,506        99,663        $922,514
Distributions reinvested      29,878         281,629        11,322         104,643
Repurchased               (2,240,528)    (21,514,197)     (255,647)     (2,361,241)
Net decrease              (1,773,154)   ($17,009,062)     (144,662)    ($1,334,084)

Net decrease             (15,736,253)  ($148,679,268)   (3,944,540)   ($36,490,491)

1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2004, aggregated $540,010,851 and $539,949,895, respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $195,143,504 and $235,853,053, respectively, during the period ended November 30, 2004.

The cost of investments owned on November 30, 2004, including short-term investments, for federal income tax purposes, was $484,121,249. Gross unrealized appreciation and depreciation of investments aggregated $4,083,053 and $7,049,257, respectively, resulting in net unrealized depreciation of $2,966,204. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of Shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 38,496,382 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                     WITHHELD
                                  FOR               AUTHORITY
-------------------------------------------------------------
James F. Carlin                   37,899,810          596,572
Richard P. Chapman, Jr.           37,919,116          577,266
William H. Cunningham             37,945,724          550,658
Ronald R. Dion                    37,977,223          519,159
Charles L. Ladner                 38,002,268          494,114
Dr. John A. Moore                 37,934,978          561,404
Patti McGill Peterson             37,977,183          519,199
Steven R. Pruchansky              37,992,740          503,642
James A. Shepherdson              38,005,419          490,963

OUR FAMILY
OF FUNDS


--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone         On the Fund's Web site   On the SEC's Web site

1-800-225-5291   www.jhfunds.com/proxy    www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803


The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet   www.jhfunds.com

Mail       Regular mail:                        Express mail:
           John Hancock                         John Hancock
           Signature Services, Inc.             Signature Services, Inc.
           1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
           Boston, MA 02217-1000                529 Main Street
                                                Charlestown, MA 02129

Phone      Customer service representatives     1-800-225-5291
           24-hour automated information        1-800-338-8080
           TDD line                             1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Government Income Fund.

560SA  11/04
        1/05

JOHN HANCOCK
High Yield Fund

11.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 24

For more information
page 41


Dear Fellow Shareholders,

The stock market made little, if any, headway for much of 2004, before finally rallying in November. After a strong start in January, the market faded and remained dull as it wrestled with a variety of uncertainties. Questions about the continuing strength of the economy, the effects of rising interest rates, and expectations for corporate earnings growth kept investors jittery. In addition, record high crude oil prices, terrorism and the uncertainty of a closely contested U.S. presidential race all weighed on the market. The picture brightened in early November with the election behind us and oil prices moderating somewhat. With one month left to go, the market seems poised to produce single-digit returns for 2004, barring some major negative occurrence.

Year-to-date through November 30, 2004, the Standard & Poor's 500 Index was up 7.23%, while the Dow Jones Industrial Average advanced 1.67% and the Nasdaq Composite Index rallied from its negative stance in October to return 4.66% through November 30. Despite the Federal Reserve's four hikes in short-term interest rates, bonds still produced positive results, with the Lehman Brothers Aggregate Bond Index up 3.39%.

The way this year has played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market and trying to act on them can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson
Chief Executive Officer


This commentary reflects the CEO's views as of November 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
high current income.
Capital appreciation
is a secondary
goal. The Fund
normally invests
at least 80% of
its assets in U.S.
and foreign fixed-
income securities
rated BB/Ba or
lower and their
unrated equivalents.

Over the last six months

* High yield bonds continued their rally, outperforming other bond sectors and the stock market.

* The Fund's significant stake in airlines securities hurt relative performance as rising oil prices hit the sector hard.

* Good security selection in other parts of the Fund's portfolio helped offset transport losses.


[Bar chart with heading "John Hancock High Yield Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2004." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 7.11% total return for Class A. The second bar represents the 6.72% total return for Class B. The third bar represents the 6.71% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 issuers

 4.7%   Freeport-McMoRan Copper & Gold, Inc.
 4.1%   XM Satellite Radio Holdings, Inc.
 3.3%   American Airlines, Inc.
 2.8%   Trump Casino Holdings LLC
 2.8%   Nextel Communications, Inc. (Class A)
 2.8%   Northwest Airlines, Inc.
 2.5%   Rural Cellular Corp.
 2.5%   XM Satellite Radio, Inc.
 2.2%   Mobile Telesystems Finance S.A.
 1.8%   Reliant Resources, Inc.

As a percentage of net assets on November 30, 2004.

BY ARTHUR N. CALAVRITINOS, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
High Yield Fund

High yield bonds continued their winning streak during the six months ended November 30, 2004. In an environment of historically low interest rates -- despite hikes in short-term rates by the Federal Reserve -- and a rebounding economy, yield-hungry investors increased their appetite for risk and sought out the higher income streams of these lower-quality, higher-risk bonds. As demand grew, the prices of high yield bonds, also known as junk bonds, rose. Yields, which move in the opposite direction of prices, fell to single-digit levels, making the spread, or difference in yield, between high yield bonds and U.S. Treasuries tighter than it has been since 1998.

The upswing in junk bonds took on a speculative air in this period as investors focused solely on yield, ignoring risk and pushing junk bond prices up to levels that were not justified in many cases by the companies' underlying fundamentals. For the six months ending November 30, 2004, the Merrill Lynch High Yield Master II Index returned 9.39%, while the Standard & Poor's 500 Stock Index returned 5.68%.

"High yield bonds continued
 their winning streak..."

Fund results

For the six months ended November 30, 2004, John Hancock High Yield Fund's Class A, Class B and Class C shares posted total returns of 7.11%, 6.72% and 6.71%, respectively, at net asset value, compared with the 8.56% return of the average high current yield fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Performance and strategy review

Our relative underperformance of our benchmark index and peer group average was primarily the result of our significant overweight in airline securities, which got hit hard by oil prices spiking to record highs during the period. In addition, our underweighting in energy stocks, which we began downsizing six months ago, went against us in this period, as the group continued to do well longer than we had expected.

[A photo of Arthur Calavritinos flush, right next to first paragraph.]

We also took several defensive steps in the period, such as avoiding the new-issue market because we were uncomfortable with the quality and price of the deals coming out, and the level of risk investors were taking for not much extra compensation. Many of these bonds rose in the speculative environment this period, and we missed the move, but with no regrets, since these bonds were at prices we would not pay in any environment. One consequence of staying on the sidelines was that at times we had a higher-than-usual amount of low-yielding cash.

We were able to minimize the level of our underperformance, however, because of strong results and good security selection in other parts of the portfolio.

Individual standouts

One of our biggest holdings and best performers was XM Satellite Radio, as subscriber growth for the company's commercial-free satellite radio service continues to be very strong. Another standout was telecommunications company Chunghwa, whose debt is rated investment grade, yet still yields almost 9%. It did well this period as investors increasingly recognized the value of this monopolistic giant in Taiwan. TV satellite company Pegasus filed for Chapter 11 bankruptcy protection in June after losing a lawsuit to competitor DirectTV. Its securities held up well, though, and we are actively involved in negotiations with the company to achieve the best possible result for our shareholders.


"...our large stake in airline
 securities hurt us in this period..."


Casinos, emerging markets solid

We were well served by our holdings in casinos, such as Isle of Capris, which posted solid earnings growth. Our stake in Trump Holdings actually helped us despite the company's filing for Chapter 11 bankruptcy in the period. Part of the reorganization involves one Trump company merging into another, and we are getting new bonds, cash and equity as part of the deal. Emerging-market bonds also gave the Fund a boost this period, as those markets continue to mature and deals are often more attractive on a risk-reward basis than here at home. Notable performance came from two Brazilian companies:
Trikem, which manufactures PVC piping, and water company Saneamento
Basico.

[Table at top left-hand side of page entitled "Quality distribution." The first listing is BBB 1%, the second is BB 13%, the third is B 31%, the fourth is CCC 24%, the fifth is CC 2%, the sixth is C 1%, and the seventh is D 8%.]

Oil drags down airlines

As we mentioned, our large stake in airline securities hurt us in this period as oil prices spiked to historic highs of $55 per barrel and a major hurricane season disrupted travel on the east cost. These developments occurred as the larger, "legacy" airlines were already actively working at bringing costs down -- particularly labor -- to deal with overcapacity and competition from low-cost carriers. Within the group, low-cost carrier ATA was our biggest detractor, as it filed for Chapter 11 bankruptcy protection. ATA was unable to manage the combination of crude oil's rise from $30 to $50-plus per barrel in the span of eight weeks at the height of the travel season, a bad hurricane season, an already challenging fare environment and debt amortization issues. We are also actively involved in this restructuring to achieve the best results for our shareholders.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-04." The chart is divided into six sections (from top to right): Corporate bonds 71%, Common stocks 18%, Preferred stocks 5%, Foreign government bonds 3%, Short-term investments & other 2% and Tax-exempt long-term bonds 1%.]

Among the legacy carriers, Northwest and American hurt performance, as their earnings were tough and they had exposure to the Florida hurricane season. But the securities of US Airways, which filed for Chapter 11 bankruptcy protection for a second time, held up well and the company remains current on its payments to us. One carrier that bucked the trend was Alaska Airlines, which succeeded by dominating its niche market.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is ATA, followed by a down arrow with the phrase "High oil prices, bad hurricane season and too much competition forced carrier into bankruptcy." The second listing is Isle of Capris, followed by an up arrow with the phrase "Solid earnings growth and potential to expand casinos into rich Florida area." The third listing is XM Satellite Radio, followed by an up arrow with the phrase "Continued strong subscriber growth."]

This short-term turmoil in the airline industry does not change our commitment to the group. We believe oil prices will not stay at these levels forever, and when they begin to come down, the impact on airlines' bottom line should be great, given all the other costs that have been cut. We also believe a shakeout is inevitable among the low-cost carriers.

"...we are maintaining our cautious
 position for the near term."

Outlook

While we continue to believe there are attractive benefits to owning high yield bonds, we are maintaining our cautious position for the near term. After more than a year's run up, spreads remain very narrow, which means high yield valuations are rich and yields are low relative to the risk investors are taking. We also don't see spectacular earnings coming from the high yield group at the moment. So we'll sit tight with our holdings, avoid the new issue market and selectively choose opportunities that fit our value bent.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in high yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2004

                                           Class A      Class B      Class C
Inception date                             6-30-93     10-26-87       5-1-98

Average annual returns with maximum sales charge (POP)
One year                                      4.01%        3.02%        7.02%
Five years                                    5.99         5.93         6.18
Ten years                                     7.35         7.20           --
Since inception                                 --           --         2.79

Cumulative total returns with maximum sales charge (POP)
Six months                                    2.25         1.72         5.71
One year                                      4.01         3.02         7.02
Five years                                   33.75        33.39        34.96
Ten years                                   103.24       100.50           --
Since inception                                 --           --        19.86

SEC 30-day yield as of November 30, 2004
                                              7.66         7.29         7.27

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Merrill Lynch High Yield Master II Index.

                                       Merrill Lynch
             Cum Value    Cum Value       High Yield
               of $10K      of $10K        Master II
Plot Date     (No Load)     (W/Load)           Index

11-30-94       $10,000       $9,500          $10,000
12-31-94         9,890        9,440           10,105
5-31-95         10,536       10,056           11,335
11-30-95        11,274       10,760           11,973
5-31-96         12,154       11,601           12,470
11-30-96        13,153       12,554           13,433
5-31-97         14,226       13,579           14,133
11-30-97        15,462       14,758           15,196
5-31-98         16,650       15,892           15,962
11-30-98        14,004       13,366           15,823
5-31-99         15,015       14,332           16,228
11-30-99        15,199       14,507           16,094
5-31-00         15,025       14,341           15,727
11-30-00        13,940       13,306           15,021
5-31-01         14,750       14,078           16,312
11-30-01        14,110       13,467           16,178
5-31-02         15,280       14,585           16,464
11-30-02        14,032       13,393           15,517
5-31-03         16,970       16,197           18,053
11-30-03        19,571       18,680           19,703
5-31-04         19,886       18,980           20,148
11-30-04        21,293       20,324           22,040

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents Merrill Lynch High Yield Master II Index and is equal to $22,040 as of November 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Fund, without sales charge (NAV) and is equal to $21,293 as of November 30, 2004. The third line represents the same hypothetical $10,000 investment made in the John Hancock High Yield Bond Fund, with maximum sales charge (POP) and is equal to $20,324 as of November 30, 2004.]

                                    Class B 1    Class C 1
Period beginning                   11-30-94       5-1-98
High Yield Fund                     $20,050      $11,986
Index                                22,040       13,883

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of November 30, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch High Yield Master II Index is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004.


Account value                            Expenses paid
$1,000.00          Ending value          during period
on 5-31-04          on 11-30-04         ended 11-30-04 1
--------------------------------------------------------
Class A               $1,071.10                  $5.13
Class B                1,067.20                   8.93
Class C                1,067.10                   9.01


Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.


Account value                            Expenses paid
$1,000.00          Ending value          during period
on 5-31-04          on 11-30-04         ended 11-30-04 1
--------------------------------------------------------
Class A               $1,020.11                  $5.01
Class B                1,016.43                   8.71
Class C                1,016.35                   8.79


Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.99%, 1.72% and 1.74% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2004
(unaudited)

This schedule is divided into seven main categories: bonds, lessor equipment trust certificates, common stocks, preferred stocks, tax-exempt long-term bonds, warrants and short-term investments. Bonds, lessor equipment trust certificates, common stocks, preferred stocks, tax-exempt long-term bonds and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                                   Interest  Maturity     Credit     Par value
Issuer, description                                                    rate  date         rating (A)     (000)           Value
Bonds 74.20%                                                                                                      $746,907,865
(Cost $812,329,342)

Advertising 0.71%                                                                                                    7,155,000
Vertis, Inc.,
Sub Note (L)                                                         13.500% 12-07-09     CCC+          $6,750       7,155,000

Aerospace & Defense 0.90%                                                                                            9,067,500
AAR Corp.,
Note                                                                  6.875  12-15-07     BB-            9,000       9,067,500

Agricultural Products 0.23%                                                                                          2,270,276
Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Sub Note, Payment-In-Kind (G)(S)                              10.750  12-01-06     Ca             2,838       2,270,276

Airlines 12.17%                                                                                                    122,465,090
Alaska Airlines, Inc.,
Equip Trust (G)                                                      10.150  02-01-11     B              1,579       1,484,474
Equip Trust Ctf Ser A                                                 9.500  04-12-10     BB             8,804       8,187,839
Equip Trust Ctf Ser D                                                 9.500  04-12-12     BB             5,289       4,786,077
American Airlines, Inc.,
Conv Sr Note (S)                                                      4.250  09-23-23     CCC            6,900       5,200,875
Conv Sr Note                                                          4.250  09-23-23     CCC           11,500       8,668,125
Equip Trust Ser 1990-U                                               10.220  05-06-05     B-             2,883       2,738,705
Equip Trust Ser 1990-Z                                               10.220  05-07-05     B-             1,471       1,434,619
Equip Trust Ser F                                                    10.800  03-15-07     B-             1,354       1,137,360
Equip Trust Ser G                                                    10.800  03-15-07     B-             1,354       1,137,360
Pass Thru Ctf Ser 1988-A4                                            10.210  01-01-10     B-             4,626       3,637,179
Pass Thru Ctf Ser 1991-B2 (S)                                        10.320  07-30-14     B-             5,081       4,318,850
Pass Thru Ctf Ser 1992-A1                                             8.080  09-11-11     B-             2,625       2,076,242
Pass Thru Ctf Ser 1994-A5                                            10.190  05-26-16     B-             4,211       2,795,346
AMR Corp.,
Deb (L)                                                               9.000  08-01-12     CCC           24,500      17,517,500
Note Ser D                                                            8.900  02-26-07     Caa2           1,000         825,000


See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                                   Interest  Maturity     Credit     Par value
Issuer, description                                                    rate  date         rating (A)     (000)           Value
Airlines (continued)
ATA Holdings Corp.,
Gtd Sr Note, Step Coupon
(13.125%, 06-15-06) (H)(O)                                           12.125% 06-15-10     D            $16,943      $3,981,605
Gtd Sr Note, Step Coupon
(14.00%, 08-01-06) (H)(O)                                            13.000  02-01-09     D             15,847       3,724,045
Delta Air Lines, Inc.,
Conv Sr Note                                                          8.000  06-03-23     CC             2,500       1,509,375
Deb                                                                   9.750  05-15-21     C              2,400       1,044,000
Pass Thru Ctf Ser 1993-A1                                             9.875  04-30-08     CCC            1,104         667,761
KLM Royal Dutch Airlines N.V.,
Sr Sub Deb (Netherlands) (D)(G)                                       5.250  12-29-49     B-             1,680       1,195,887
Northwest Airlines, Inc.,
Conv Sr Note                                                          7.625  11-15-23     CCC+          18,000      13,792,500
Gtd Note                                                              8.700  03-15-07     CCC+           7,900       6,399,000
Gtd Sec Pass Thru Ctf Ser 1996-1                                      7.670  01-02-15     B             19,430      16,167,856
Gtd Sr Note                                                           9.875  03-15-07     CCC+           4,000       3,420,000
NWA Trust,
Note Ser C                                                           11.300  06-21-14     BB-            4,246       3,439,385
United Air Lines, Inc.,
Equip Trust Ctf Ser 1991-D (G)(H)                                    10.360  11-20-12     D              2,500       1,178,125

Aluminum 0.03%                                                                                                         323,750
Golden Northwest Aluminum, Inc.,
Gtd Sec 1st Mtg Sub Note (G)(H)                                      12.000  12-15-06     D              6,475         323,750

Apparel, Accessories & Luxury Goods 1.12%                                                                           11,238,268
St. John Knits International, Inc.,
Gtd Jr Sub Note                                                      12.500  07-01-09     B-             4,950       5,366,988
Tropical Sportswear International Corp.,
Gtd Sr Sub Note Ser A                                                11.000  06-15-08     CC             5,450       3,542,500
William Carter Co. (The),
Gtd Sr Sub Note Ser B                                                10.875  08-15-11     B+             2,098       2,328,780

Broadcasting & Cable TV 9.23%                                                                                       92,884,216
Antenna TV S.A.,
Sr Note (Greece) (C)                                                  9.750  07-01-08     B+             6,750       9,285,077
Charter Communications Holdings, LLC/
Charter Communications Holdings
Capital Corp.,
Sr Note                                                              10.750  10-01-09     CCC-          17,700      15,310,500
Charter Communications Holdings II, LLC/
Charter Communications II Capital Corp.,
Sr Note                                                              10.250  09-15-10     CCC-           5,000       5,225,000
CSC Holdings, Inc.,
Sr Sub Deb (L)                                                       10.500  05-15-16     B+            11,220      12,706,650


See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                                   Interest  Maturity     Credit     Par value
Issuer, description                                                    rate  date         rating (A)     (000)           Value
Broadcasting & Cable TV (continued)
Innova S. de R.L.,
Note (Mexico) (L)                                                     9.375% 09-19-13     B+            $4,000      $4,530,000
Sr Note (Mexico)                                                     12.875  04-01-07     B+             2,112       2,133,120
Pegasus Communications Corp.,
Sr Note Ser B (G)(H)                                                 12.500  08-01-07     D             13,525       8,656,000
Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)                                                  13.500  03-01-07     D              9,200         115,000
Sr Note (G)(H)                                                       12.375  08-01-06     D              6,500       4,160,000
Sr Note (G)(H)(S)                                                    11.250  01-15-10     D             10,250       6,560,000
XM Satellite Radio, Inc.,
Sr Sec Note                                                          12.000  06-15-10     CCC+           4,507       5,340,795
Sr Sec Note, Step Coupon
(14.00%, 12-31-05) (O)                                                 Zero  12-31-09     CCC+          18,652      18,862,074

Casinos & Gaming 7.21%                                                                                              72,608,956
Chukchansi Economic Development
Authority,
Sr Note (G)(S)                                                       14.500  06-15-09     Caa1           4,520       5,740,400
Hollywood Casino Shreveport,
Gtd Sr Sec Note (G)(H)                                               13.000  08-01-06     D              7,850       6,643,062
Jacobs Entertainment Inc.,
Gtd Sr Sec Note                                                      11.875  02-01-09     B              4,500       5,073,750
Riviera Holdings Corp.,
Gtd Sr Note                                                          11.000  06-15-10     B              7,000       7,927,500
Trump Casino Holdings, LLC/Trump
Casino Funding, Inc.,
Gtd Sr Sec 1st Mtg Note (H)                                          12.625  03-15-10     Caa1          13,500      14,580,000
Gtd Sr Sec 2nd Mtg Note,
Payment-In-Kind (H)                                                  18.625  09-15-10     D             14,011      14,011,004
Waterford Gaming LLC,
Sr Note (S)                                                           8.625  09-15-12     B+             8,232       8,808,240
Wynn Las Vegas LLC,
1st Mtg Note (S)                                                      6.625  12-01-14     B+            10,000       9,825,000

Commodity Chemicals 2.23%                                                                                           22,452,000
Applied Extrusion Technologies, Inc.,
Gtd Sr Note Ser B (H)(L)                                             10.750  07-01-11     Caa3           2,950       1,711,000
Braskem S.A.,
Note (Brazil) (S)                                                    11.750  01-22-14     BB-            5,200       6,006,000
Trikem S.A.,
Sr Note (Brazil) (S)                                                 10.625  07-24-07     BB-           14,000      14,735,000

Construction & Engineering 0.76%                                                                                     7,665,000
Odebrecht Overseas Ltd.,
Gtd Note (Bahamas) (G)(S)                                            11.500  02-25-09     B+             7,000       7,665,000


See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                                   Interest  Maturity     Credit     Par value
Issuer, description                                                    rate  date         rating (A)     (000)           Value
Diversified Commercial Services 1.31%                                                                              $13,194,817
MSX International, Inc.,
Gtd Sr Sub Note                                                      11.375% 01-15-08     CCC+          $3,500       2,695,000
Muzak LLC/Muzak Finance Corp.,
Gtd Sr Sub Note                                                       9.875  03-15-09     CCC            7,346       5,500,317
Sotheby's Holdings, Inc.,
Note                                                                  6.875  02-01-09     BB-            4,950       4,999,500

Diversified Metals & Mining 4.82%                                                                                   48,538,217
Doe Run Resources Corp.,
Gtd Note Ser AI, Payment-In-Kind (G)                                  8.500  11-01-08     CCC+           8,855       7,526,967
Freeport-McMoRan Copper & Gold, Inc.,
Conv Sr Note                                                          7.000  02-11-11     B             19,500      29,786,250
Sr Note                                                              10.125  02-01-10     B             10,000      11,225,000

Electric Utilities 4.86%                                                                                            48,947,813
Empresa Nacional de Electicidad S.A.,
Bond (Chile)                                                          7.875  02-01-27     BBB-           5,350       5,498,682
Midland Funding Corp. II,
Lease Oblig Bond Ser A                                               11.750  07-23-05     BB-            1,721       1,797,777
Mirant Americas Generation, LLC,
Sr Note (G)(H)                                                        7.625  05-01-06     D             10,500      10,841,250
Orion Power Holdings, Inc.,
Sr Note                                                              12.000  05-01-10     B-             8,435      10,628,100
Reliant Energy Mid-Atlantic Power
Holdings, LLC,
Sr Pass Thru Ctf Ser A                                                8.554  07-02-05     B+               244         236,727
Reliant Resources, Inc.,
Sr Sec Note                                                           9.500  07-15-13     B+            16,000      18,360,000
South Point Energy Center LLC/Broad River
Energy LLC/Rockgen Energy LLC,
Gtd Sec Lease Oblig (S)                                               8.400  05-30-12     B              1,854       1,585,277

Electronic Manufacturing Services 1.21%                                                                             12,220,950
UCAR Finance, Inc.,
Gtd Sr Note                                                          10.250  02-15-12     B             10,815      12,220,950

Employment Services 0.29%                                                                                            2,940,000
COMFORCE Operating, Inc.,
Sr Note Ser B                                                        12.000  12-01-07     Ca             3,000       2,940,000

Environmental Services 0.28%                                                                                         2,834,535
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B                                                10.000  08-01-09     B+             2,706       2,834,535


See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                                   Interest  Maturity     Credit     Par value
Issuer, description                                                    rate  date         rating (A)     (000)           Value
Food Distributors 0.45%                                                                                             $4,562,220
Mastellone Hermanos S.A.,
Gtd Sr Note Ser A-1 (Argentina) (G)(S)                                8.000% 06-30-12     D             $6,231       4,486,320
RAB Holdings, Inc.,
Sr Note (B)(G)                                                       13.000  05-01-08     CCC+           1,380          75,900

Foreign Government 2.17%                                                                                            21,870,823
Brazil, Federative Republic of,
Bond (Brazil)                                                        11.250  07-26-07     BB-            4,900       5,608,050
Bond (Brazil)                                                         8.250  01-20-34     BB-              800         738,000
Gtd Bond (Brazil)                                                     8.000  04-15-14     BB-           11,141      11,182,523
Colombia, Republic of,
Bond (Colombia)                                                       8.125  05-21-24     BB             3,500       3,302,250
Venezuela, Republic of,
Bond (Venezuela)                                                      8.500  10-08-14     B              1,000       1,040,000

Highways & Railtracks 1.17%                                                                                         11,740,200
TFM S.A. de C.V.,
Gtd Sr Disc Deb (Mexico)                                             11.750  06-15-09     B             11,510      11,740,200

Home Furnishings 0.00%                                                                                                       0
Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)                                      11.000  03-15-08     D              4,875               0

Industrial Conglomerates 0.00%                                                                             500
Diamond Brands Operating Corp.,
Gtd Sr Sub Note (B)(G)(H)                                            10.125  04-15-08     D              5,000             500

Insurance Brokers 0.01%                                                                                 50,000
SIG Capital Trust I,
Gtd Trust Preferred Security (B)(H)                                   9.500  08-15-27     D              5,000          50,000

Integrated Oil & Gas 0.35%                                                                                           3,540,000
Petrobras International Finance Co.,
Sr Note (Cayman Islands)                                              9.750  07-06-11     Baa1           3,000       3,540,000

Integrated Telecommunication Services 1.80%                                                                         18,133,041
Jazztel Plc,
Conv Sr Note (United Kingdom) (C)(G)                                 12.000  10-30-12     CCC               16          20,541
Qwest Capital Funding, Inc.,
Gtd Note                                                              7.750  08-15-06     B             17,500      18,112,500

Leisure Facilities 0.79%                                                                                             7,929,970
AMC Entertainment, Inc.,
Sr Sub Note                                                           9.500  02-01-11     CCC+           7,699       7,929,970

Marine 0.05%                                                                                                           542,700
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note (Liberia) (B)(G)(H)(S)                                   10.500  12-31-07     Caa2           1,809         542,700


See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                                                   Interest  Maturity     Credit     Par value
Issuer, description                                                    rate  date         rating (A)     (000)           Value
Metal & Glass Containers 0.48%                                                                                      $4,792,500
BWAY Corp.,
Gtd Sr Sub Note                                                      10.000% 10-15-10     B-            $4,500       4,792,500

Oil & Gas Drilling 1.28%                                                                                            12,900,750
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)                                             10.250  06-01-08     CCC           12,525      12,900,750

Oil & Gas Exploration & Production 0.94%                                                                             9,476,250
McMoRan Exploration Co.,
Conv Sr Note (G)(S)                                                   6.000  07-02-08     B-             4,500       6,091,875
Conv Sr Note (G)                                                      6.000  07-02-08     B-             2,500       3,384,375

Oil & Gas Refining & Marketing & Transportation 2.08%                                                                20,913,926
CITGO Petroleum Corp.,
Sr Note                                                              11.375  02-01-11     BB             5,000       5,887,500
Giant Industries, Inc.,
Gtd Sr Sub Note (L)                                                  11.000  05-15-12     B-             5,078       5,915,870
Port Arthur Finance Corp.,
Gtd Sr Sec Note                                                      12.500  01-15-09     BB             7,787       9,110,556

Packaged Foods & Meats 0.22%                                                                                         2,179,336
Agrilink Food, Inc.,
Gtd Sr Sub Note                                                      11.875  11-01-08     B-             2,093       2,179,336

Paper Packaging 0.96%                                                                                                9,630,606
Kappa Beheer B.V.,
Gtd Sr Sub Bond (Netherlands)                                        10.625  07-15-09     B              3,175       3,373,437
Gtd Sr Sub Bond (Netherlands) (C)                                    12.500  07-15-09     B              4,400       6,257,169

Paper Products 1.42%                                                                                                14,287,500
Advance Agro Capital B.V.,
Gtd Sr Note (Thailand)                                               13.000  11-15-07     CCC            7,000       7,770,000
APP China Group Ltd.,
Unit (Gtd Sr Disc Note & Warrant)
(Bermuda) (H)(S)                                                     14.000  03-15-10     D              9,250       1,202,500
APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (H)                                             12.000  12-29-49     D              7,500          75,000
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius) (H)                                          10.000  07-01-07     D              6,000       3,105,000
Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (Netherlands) (H)                                 12.500  06-15-06     D              3,500       2,135,000

Personal Products 0.04%                                                                                                425,918
ContinentalAFA Dispensing Co.,
Conv Note (B)(G)                                                     10.000  03-30-09     B-               154         151,658
Note (B)(G)                                                          10.000  03-15-08     B-               196         194,885
Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)                                                11.000  05-01-08     D              3,175          79,375


See notes to
financial statements.


15


FINANCIAL STATEMENTS


                                                                   Interest  Maturity     Credit     Par value
Issuer, description                                                    rate  date         rating (A)     (000)           Value
Photographic Products 0.28%                                                                                         $2,857,500
PCA LLC/PCA Finance Corp.,
Gtd Sr Note                                                          11.875% 08-01-09     B-            $3,000       2,857,500

Regional Banks 0.48%                                                                                                 4,807,651
CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)                                         11.750  06-06-27     B-             3,890       4,807,651

Restaurants 1.39%                                                                                                   14,000,000
Planet Hollywood International, Inc.,
Note (B)(G)                                                          16.000  08-09-11     Caa1          14,000      14,000,000

Specialized Finance 0.01%                                                                                               67,800
Jet Equipment Trust,
Sr Sub Note Ser 1995-C (G)(H)(S)                                     10.690  11-01-13     D              3,000             300
Norse CBO, Ltd.,
Jr Sub Note (G)(K)(S)                                                  Zero  08-13-10     B-               750          67,500

Specialty Chemicals 1.08%                                                                                           10,875,650
Huntsman ICI Chemicals LLC,
Gtd Sr Sub Note (L)                                                  10.125  07-01-09     CCC+           2,900       3,059,500
Huntsman ICI Holdings LLC,
Sr Disc Note                                                           Zero  12-31-09     CCC+          14,020       7,816,150

Steel 1.23%                                                                                                         12,356,050
LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)                                            11.750  11-15-09     D              9,700          14,550
Metallurg Holdings, Inc.,
Sr Disc Note Ser B                                                   12.750  07-15-08     C             11,185       5,145,100
Metallurg, Inc.,
Gtd Sr Note Ser B                                                    11.000  12-01-07     Ca             4,720       4,106,400
Sheffield Steel Corp.,
Sr Sec Note (S)                                                      11.375  08-15-11     B-             3,000       3,090,000

Textiles 0.44%                                                                                                       4,463,303
Coyne International Enterprises Corp.,
Sr Sub Note (B)(G)                                                   11.250  06-01-08     CCC            5,925       4,463,303

Tobacco 0.56%                                                                                                        5,668,000
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                               10.625  09-01-08     B              5,000       5,200,000
North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon
(12.25%, 03-01-08) (O)                                                 Zero  03-01-14     B-             1,300         468,000

Water Utilities 0.67%                                                                                                6,705,000
Companhia de Saneamento Basico do
Estado de Sao Paulo,
Note (Brazil) (S)                                                    12.000  06-20-08     BB-            6,000       6,705,000


See notes to
financial statements.


16


FINANCIAL STATEMENTS


                                                                   Interest  Maturity     Credit     Par value
Issuer, description                                                    rate  date         rating (A)     (000)           Value
Wireless Telecommunication Services 6.49%                                                                          $65,324,283
Dobson Communications Corp.,
Sr Note (L)                                                           8.875% 10-01-13     CCC          $21,990      14,953,200
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)                                                 14.250  12-01-06     C              5,900       2,006,000
Mobile Telesystems Finance S.A.,
Gtd Bond (Luxembourg)                                                10.950  12-21-04     BB-           10,000      10,025,000
Gtd Sr Note (Luxembourg) (S)                                          8.375  10-14-10     BB-            7,500       7,743,750
Gtd Sr Note (Luxembourg) (S)                                          9.750  01-30-08     BB-            3,750       4,012,500
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg)                                         11.250  12-01-09     BB+            2,975       4,176,333
Gtd Sr Sub Note (Luxembourg)                                         11.250  12-01-09     Ba3           10,000      10,600,000
Rogers Wireless, Inc.,
Sr Sub Note (Canada) (S)                                              8.000  12-15-12     B+             1,000       1,037,500
Rural Cellular Corp.,
Sr Sub Note (L)                                                       9.750  01-15-10     CCC           12,000      10,770,000


                                                                                                     Par value
Issuer, description                                                                                      (000)           Value
Lessor equipment trust certificates 0.31%                                                                           $3,109,669
(Cost $10,584,663)

Airlines 0.31%                                                                                                       3,109,669
US Airways, Inc.,
Lessor Equip Trust Ctf (N528AU) (H)                                                                       $606         121,211
Lessor Equip Trust Ctf (N591US) (H)                                                                        400          92,000
Lessor Equip Trust Ctf (N610AU) (B)(H)                                                                   9,380       2,896,458


Issuer                                                                                                  Shares           Value
Common stocks 18.09%                                                                                              $182,049,235
(Cost $189,284,017)

Airlines 1.99%                                                                                                      20,060,699
Air France-KLM, American Depositary
Receipt (France) (I)                                                                                   118,387       2,226,859
AMR Corp. (I)(L)                                                                                       200,000       1,806,000
Northwest Airlines Corp. (I)                                                                         1,027,000      10,516,480
Pinnacle Airlines Corp. (I)                                                                            439,100       5,510,705
US Airways Group, Inc. (H)(L)                                                                              590             655

Broadcasting & Cable TV 5.10%                                                                                       51,359,152
Charter Communications, Inc. (Class A) (I)(L)                                                        1,700,000       3,672,000
DIRECTV Group, Inc. (The) (I)(L)                                                                       415,000       6,635,850
XM Satellite Radio Holdings, Inc. (Class A) (I)(U)                                                   1,112,200      41,051,302


See notes to
financial statements.


17


FINANCIAL STATEMENTS


Issuer                                                                                                  Shares           Value
Casinos & Gaming 1.72%                                                                                             $17,293,650
Isle of Capris Casinos, Inc. (I)                                                                       705,000      17,293,650

Diversified Commercial Services 0.02%                                                                  156,374
SpinCycle, Inc. (B)(I)                                                                                 101,542         156,374

Diversified Metals & Mining 1.83%                                                                                   18,436,860
Freeport-McMoran Copper & Gold, Inc. (Class B)(L)                                                      150,000       5,869,500
GLC Carbon USA, Inc./GLC Securityholder, LLC,
(Common Stock & Promissory Note) (Canada)                                                            1,456,241      12,567,360

Electric Utilities 0.30%                                                                                             2,987,347
TECO Energy, Inc.                                                                                      199,689       2,987,347

Environmental Services 0.20%                                                                                         2,048,725
Kaiser Group Holdings, Inc. (I)                                                                         81,949       2,048,725

Food Retail 0.05%                                                                                                      489,167
Pathmark Stores, Inc. (I)                                                                               88,778         489,167

Health Care Services 1.37%                                                                                          13,796,733
Magellan Health Services Inc. (I)                                                                      387,016      13,796,733

Hotels, Resorts & Cruise Lines 0.02%                                                                                   222,674
Sunterra Corp. (I)(L)                                                                                   20,188         222,674

Industrial Machinery 0.00%                                                                                                   0
Glasstech, Inc. (Class B) (B)(I)                                                                         4,430               0
Glasstech, Inc. (Class C) (B)(I)                                                                            10               0

Integrated Telecommunication Services 0.74%                                                                          7,401,750
Chunghwa Telecom Co., Ltd. (Taiwan) (L)                                                                355,000       7,401,750

Multi-Utilities & Unregulated Power 0.31%                                                                            3,150,394
Duke Energy Corp.                                                                                      124,620       3,150,394

Oil & Gas Exploration & Production 0.18%                                                                             1,755,000
Chesapeake Energy Corp. (U)                                                                             97,500       1,755,000

Personal Products 0.08%                                                                                                794,140
ContinentalAFA Dispensing Co. (B)(I)                                                                   168,966         794,140

Publishing 0.53%                                                                                                     5,355,000
MediaNews Group, Inc. (I)                                                                               29,750       5,355,000

Specialty Chemicals 0.17%                                                                                            1,674,175
American Pacific Corp.                                                                                 200,500       1,674,175

Steel 0.13%                                                                                                          1,335,934
Sheffield Steel Corp. (I)                                                                              242,897       1,335,934


See notes to
financial statements.


18


FINANCIAL STATEMENTS


Issuer                                                                                                  Shares           Value
Wireless Telecommunication Services 3.35%                                                                          $33,731,461
Dobson Communications Corp. (Class A)(I)                                                               200,000         362,000
Nextel Communications, Inc. (Class A) (I)(L)                                                         1,000,000      28,460,000
NII Holdings, Inc. (I)(U)                                                                               84,000       3,633,840
USA Mobility, Inc. (I)                                                                                  35,083       1,275,621


                                                                                          Credit
Issuer, description                                                                       rating (A)    Shares           Value
Preferred stocks 5.23%                                                                                             $52,633,710
(Cost $66,231,989)

Airlines 0.00%                                                                                                               0
US Airways Group, Inc., Class A (B)(G)(H)                                                 D                362               0

Broadcasting & Cable TV 1.53%                                                                                       15,397,460
Granite Broadcasting Corp., 12.75%, Payment-In-Kind (I)                                   Ca            11,710       5,679,350
Pegasus Communications Corp., 6.50%, Ser C, Conv (G)(H)                                   D            345,350       9,669,800
Pegasus Satellite Communications, Inc., 12.75%, Ser B (G)(H)                              D              4,831          48,310

Environmental Services 1.13%                                                                                        11,407,270
Allied Waste Industries, Inc., 6.25%, Ser C, Conv                                         B            182,500       9,579,425
Kaiser Group Holdings, Inc., 7.00%, Ser 1 (G)                                             B             33,631       1,827,845

Forest Products 0.90%                                                                                                9,042,962
TimberWest Forest Corp., Unit (Common Stock, Preferred
Shares & Sub Note) (Canada) (D)(G)                                                        B-           751,400       9,042,962

Industrial Machinery 0.14%                                                                                           1,420,426
Glasstech, Inc., 12.75%, Ser B (B)(G)(I)                                                  B              4,475       1,136,426
Glasstech, Inc., Ser A (B)(G)(I)                                                          B                284         284,000
Glasstech, Inc., Ser C (B)(G)(I)                                                          B-                11               0

Marine 0.00%                                                                                                                 0
Pacific & Atlantic Holdings, Inc., 7.50% (B)(G)                                           CCC           95,645               0

Wireless Telecommunication Services 1.53%                                                                           15,365,592
Dobson Communications Corp., 6.00%, Ser F, Conv (G)(S)                                    B-             8,000         278,000
Dobson Communications Corp., 12.25% (B)(G)(S)                                             B-           514,912         838,792
Rural Cellular Corp., 12.25%, Payment-In-Kind (L)                                         CCC-          23,748      14,248,800


See notes to
financial statements.


19


FINANCIAL STATEMENTS


                                                                   Interest  Maturity     Credit     Par value
Issuer, description                                                    rate  date         rating (A)     (000)           Value
Tax-exempt long-term bonds 1.27%                                                                                   $12,792,920
(Cost $11,649,156)

Industrial Development 0.15%                                                                                         1,526,840
New York City Industrial Development Agency,
Spec Facil Rev British Airways Plc Proj                               5.250% 12-01-32     BB+           $2,000       1,526,840

Other Revenue 1.12%                                                                                                 11,266,080
Seminole Tribe Florida,
Rev Bond Resort Gaming Facil Proj (G)                                11.500% 10-01-13     B             10,500      11,266,080


Issuer                                                                                                  Shares           Value
Warrants 0.09%                                                                                                        $951,102
(Cost $3,608,017)

Airlines 0.01%                                                                                                         128,074
Air France-KLM (France) (I)                                                                            107,625         128,074
US Airways Group, Inc. (B)(H)                                                                                1               0

Broadcasting & Cable TV 0.08%                                                                                          748,000
XM Satellite Radio Holdings, Inc. (I)                                                                    9,350         748,000

Diversified Metals & Mining 0.00%                                                                                            0
Doe Run Resources Corp. (B)(I)                                                                              28               0

Food Retail 0.00%                                                                                                       15,699
Pathmark Stores, Inc. (I)                                                                               62,796          15,699

Hotels, Resorts & Cruise Lines 0.00%                                                                                    17,261
Sunterra Corp. (B)(I)                                                                                   30,283          17,261

Oil & Gas Exploration & Production 0.00%                                                                                41,787
Chesapeake Energy Corp. (B)(I)                                                                          17,011          41,787

Restaurants 0.00%                                                                                                            0
Planet Hollywood International, Inc. (B)(I)                                                              2,816               0

Specialty Chemicals 0.00%                                                                                                    0
Sterling Chemicals Holdings (B)(I)(S)                                                                    1,000               0

Textiles 0.00%                                                                                                             281
HF Holdings, Inc. (I)                                                                                   28,092             281


See notes to
financial statements.


20


FINANCIAL STATEMENTS


                                                                                          Interest   Par value
Issuer, description, maturity date                                                        rate           (000)           Value
Short-term investments 6.92%                                                                                       $69,710,759
(Cost $69,710,759)

Joint Repurchase Agreement 1.81%                                                                                    18,244,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. -- Dated 11-30-04, due 12-01-04
(secured by U.S. Treasury Inflation Indexed Bonds 3.375%
thru 3.625% due 04-15-32 thru 04-15-28 and U.S. Treasury
Inflation Indexed Note 3.000% due 07-15-12)                                                  1.960%  $18,244        18,244,000


                                                                                                        Shares
Cash Equivalents 5.11%                                                                                              51,466,759
AIM Cash Investment Trust (T)                                                                       51,466,759      51,466,759

Total investments 106.11%                                                                                       $1,068,155,260

Other assets and liabilities, net (6.11%)                                                                         ($61,526,401)

Total net assets 100.00%                                                                                        $1,006,628,859


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless otherwise indicated.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the
    Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:


                                                                                 Value as a
                                                                                 percentage
                                                     Acquisition   Acquisition    of Fund's           Value as of
Issuer, description                                  date          cost          net assets     November 30, 2004
-----------------------------------------------------------------------------------------------------------------
Norse CBO, Ltd.
Jr Sub Note                                             08-04-98      $750,000        0.01%               $67,500

(L) All or a portion of this security is on loan as of November 30, 2004.


See notes to
financial statements.


21


FINANCIAL STATEMENTS

Notes to Schedule of Investments (continued)

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $114,011,655 or 11.33% of the Fund's net assets as of November 30, 2004.

(T) Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer;
    however, security is U.S. dollar-denominated, unless otherwise indicated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

November 30, 2004
(unaudited)

These tables show
the percentages
of the Fund's
investments aggre-
gated by various
countries and
industries, and
concentration of
investments aggre-
gated by the quality
rating for debt and
preferred securities.


Country diversification        Value as a percentage of Fund's net assets
-------------------------------------------------------------------------
Argentina                                                           0.45%
Bahamas                                                             0.76
Bermuda                                                             0.12
Brazil                                                              4.47
Canada                                                              2.25
Cayman Islands                                                      0.35
Chile                                                               0.55
Colombia                                                            0.33
France                                                              0.23
Greece                                                              0.92
Liberia                                                             0.05
Luxembourg                                                          3.63
Mauritius                                                           0.32
Mexico                                                              2.03
Netherlands                                                         1.29
Norway                                                              1.28
Taiwan                                                              0.74
Thailand                                                            0.77
United Kingdom                                                      0.00
United States                                                      85.47
Venezuela                                                           0.10

Industry sector distribution   Value as a percentage of Fund's net assets
-------------------------------------------------------------------------
Consumer discretionary                                             30.15%
Consumer staples                                                    1.63
Energy                                                              4.83
Financials                                                          0.49
Foreign -- government                                               2.17
Health care                                                         1.37
Industrials                                                        20.74
Information technology                                              1.22
Materials                                                          15.27
Revenue                                                             1.27
Telecommunication services                                         13.90
Utilities                                                           6.14
Short-term investments                                              6.93

Quality distribution of
bonds and preferred shares     Value as a percentage of Fund's net assets
-------------------------------------------------------------------------
BBB                                                                 0.90%
BB                                                                 13.28
B                                                                  31.36
CCC                                                                24.31
CC                                                                  1.99
C                                                                   0.81
D                                                                   8.05


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


Assets
Investments, at value (cost $1,163,397,943)
including $85,314,175 of securities loaned                     $1,068,155,260
Cash                                                                   12,462
Receivable for investments sold                                    23,404,892
Receivable for shares sold                                            487,413
Dividends and interest receivable                                  21,677,799
Other assets                                                          160,255

Total assets                                                    1,113,898,081

Liabilities
Payable for investments purchased                                  41,925,897
Payable for shares repurchased                                      1,143,667
Payable upon return of securities loaned                           51,466,759
Payable for options written, at value
(premiums received $5,225,615)                                     10,074,940
Payable for forward foreign currency exchange contracts             1,252,522
Dividends payable                                                     266,034
Payable to affiliates
Management fees                                                       450,051
Distribution and service fees                                         116,580
Other                                                                 109,544
Other payables and accrued expenses                                   463,228

Total liabilities                                                 107,269,222

Net assets
Capital paid-in                                                 1,376,324,962
Accumulated net realized loss on investments,
foreign currency transactions and options written                (266,570,402)
Net unrealized depreciation of investments, options
written and translation of assets and liabilities in
foreign currencies                                               (101,456,873)
Distributions in excess of net investment income                   (1,668,828)

Net assets                                                     $1,006,628,859

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($396,588,136 [DIV] 76,213,004 shares)                          $5.20
Class B ($460,688,013 [DIV] 88,528,057 shares)                          $5.20
Class C ($149,352,710 [DIV] 28,700,139 shares)                          $5.20

Maximum offering price per share
Class A 1 ($5.20 [DIV] 95.5%)                                           $5.45


1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.


Investment income
Interest                                                          $38,715,060
Dividends (net of foreign withholding taxes of $94,631)             3,776,137
Securities lending                                                    118,424

Total investment income                                            42,609,621

Expenses
Investment management fees                                          2,481,904
Class A distribution and service fees                                 452,612
Class B distribution and service fees                               2,283,117
Class C distribution and service fees                                 689,906
Class A, B and C transfer agent fees                                  605,554
Accounting and legal services fees                                    120,570
Custodian fees                                                         84,195
Miscellaneous                                                          77,209
Professional fees                                                      68,597
Printing                                                               45,819
Registration and filing fees                                           43,493
Trustees' fees                                                         21,300
Interest                                                               11,069
Securities lending fees                                                 3,809

Total expenses                                                      6,989,154

Net investment income                                              35,620,467

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments                                                        (5,008,668)
Options written                                                        62,678
Foreign currency transactions                                      (3,030,742)

Change in net unrealized appreciation (depreciation) of
Investments                                                        43,482,755
Options written                                                    (4,898,718)
Translation of assets and liabilities in foreign currencies        (1,042,598)

Net realized and unrealized gain                                   29,564,707

Increase in net assets from operations                            $65,185,174


1 Semiannual period from 6-1-04 through 11-30-04.


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                       Year          Period
                                                      ended           ended
                                                    5-31-04        11-30-04 1
Increase (decrease) in net assets
From operations

Net investment income                           $84,041,384     $35,620,467
Net realized gain (loss)                         12,320,190      (7,976,732)
Change in net unrealized
appreciation (depreciation)                      69,798,648      37,541,439

Increase in net assets
resulting from operations                       166,160,222      65,185,174

Distributions to shareholders
From net investment income
Class A                                         (35,121,998)    (14,281,248)
Class B                                         (42,179,967)    (16,651,334)
Class C                                         (10,370,769)     (4,925,635)
                                                (87,672,734)    (35,858,217)

From Fund share transactions                    (36,474,389)     19,254,011

Net assets
Beginning of period                             916,034,792     958,047,891

End of period 2                                $958,047,891  $1,006,628,859


1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

2 Includes distribution in excess of net investment income of $1,431,078 and $1,668,828, respectively.


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


Period ended                                           5-31-00 1   5-31-01 1   5-31-02 1,2 5-31-03     5-31-04    11-30-04 3
Per share operating performance
Net asset value,
beginning of period                                      $6.57       $5.87       $5.11       $4.72       $4.69       $5.05
Net investment income 4                                   0.72        0.65        0.47        0.45        0.42        0.20
Net realized and unrealized
gain (loss) on investments                               (0.70)      (0.76)      (0.32)      (0.01)       0.37        0.15
Total from
investment operations                                     0.02       (0.11)       0.15        0.44        0.79        0.35
Less distributions
From net investment income                               (0.72)      (0.65)      (0.54)      (0.47)      (0.43)      (0.20)
Net asset value, end of period                           $5.87       $5.11       $4.72       $4.69       $5.05       $5.20
Total return 5 (%)                                        0.15       (1.82)       3.59       11.05       17.18        7.11 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $238        $228        $254        $297        $343        $397
Ratio of expenses
to average net assets (%)                                 0.99        0.99        1.02        1.04        0.96        0.99 7
Ratio of net investment income
to average net assets (%)                                11.36       10.87        9.85       10.54        8.09        7.84 7
Portfolio turnover (%)                                      49          57          69          49          49          20



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                           5-31-00 1   5-31-01 1   5-31-02 1,2 5-31-03     5-31-04    11-30-04 3
Per share operating performance
Net asset value,
beginning of period                                      $6.57       $5.87       $5.11       $4.72       $4.69       $5.05
Net investment income 4                                   0.67        0.61        0.43        0.42        0.39        0.18
Net realized and unrealized
gain (loss) on investments                               (0.70)      (0.76)      (0.32)      (0.01)       0.37        0.15
Total from
investment operations                                    (0.03)      (0.15)       0.11        0.41        0.76        0.33
Less distributions
From net investment income                               (0.67)      (0.61)      (0.50)      (0.44)      (0.40)      (0.18)
Net asset value, end of period                           $5.87       $5.11       $4.72       $4.69       $5.05       $5.20
Total return 5 (%)                                       (0.61)      (2.51)       2.81       10.23       16.31        6.72 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $691        $571        $515        $512        $481        $461
Ratio of expenses
to average net assets (%)                                 1.74        1.68        1.77        1.79        1.72        1.72 7
Ratio of net investment income
to average net assets (%)                                10.61       10.87        9.10        9.92        7.43        7.12 7
Portfolio turnover (%)                                      49          57          69          49          49          20



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                           5-31-00 1   5-31-01 1   5-31-02 1,2 5-31-03     5-31-04    11-30-04 3
Per share operating performance
Net asset value,
beginning of period                                      $6.57       $5.87       $5.11       $4.72       $4.69       $5.05
Net investment income 4                                   0.67        0.61        0.43        0.41        0.38        0.18
Net realized and unrealized
gain (loss) on investments                               (0.70)      (0.76)      (0.32)         -- 8      0.38        0.15
Total from
investment operations                                    (0.03)      (0.15)       0.11        0.41        0.76        0.33
Less distributions
From net investment income                               (0.67)      (0.61)      (0.50)      (0.44)      (0.40)      (0.18)
Net asset value, end of period                           $5.87       $5.11       $4.72       $4.69       $5.05       $5.20
Total return 5 (%)                                       (0.61)      (2.57)       2.81       10.23       16.31        6.71 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $27         $40         $61        $108        $134        $149
Ratio of expenses
to average net assets (%)                                 1.74        1.74        1.77        1.79        1.72        1.74 7
Ratio of net investment income
to average net assets (%)                                10.61       10.87        9.10        9.72        7.33        7.08 7
Portfolio turnover (%)                                      49          57          69          49          49          20


1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting
  Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by
  $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 10.16%, 9.41% and 9.41% for Class A, Class B and Class C
  shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Less than $0.01 per share.



See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock High Yield Fund (the "Fund"), is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek high current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2004.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.


Written options for the period ended November 30, 2004 were as follows:

                                     NUMBER OF CONTRACTS     PREMIUMS RECEIVED
------------------------------------------------------------------------------
Outstanding, beginning of period                   2,000              $349,383
Options written                                   12,062             5,017,026
Options expired                                     (492)              (62,678)
Options exercised                                   (633)              (78,116)
Outstanding, end of period                        12,937            $5,225,615


Summary of written options outstanding on November 30, 2004:

NAME OF                    NUMBER OF    EXERCISE
ISSUER                     CONTRACTS       PRICE   EXPIRATION DATE       VALUE
------------------------------------------------------------------------------
CALLS
Chesapeake Energy Corp.          975      $12.50   January 22, 2005   $526,500
NII Holdings, Inc.               840       40.00     March 21, 2005    428,400
XM Satellite
Radio Holdings, Inc.          11,122       30.00     April 18, 2005  9,120,040
Total                         12,937                               $10,074,940

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2004, the Fund loaned securities having a market value of $85,314,175 collateralized by securities in the amount of $35,638,106 and by cash in the amount of $51,466,759. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $249,063,557 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2007 -- $21,790,325, May 31, 2008 -- $14,048,332, May 31, 2009 -- $19,043,883, May 31, 2010 -- $112,553,950,
May 31, 2011 -- $49,238,057 and May 31, 2012 -- $32,389,010.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on November 30, 2004:

                   PRINCIPAL AMOUNT             EXPIRATION
CURRENCY           COVERED BY CONTRACT          MONTH            DEPRECIATION
-----------------------------------------------------------------------------
SELLS
Euro               11,300,000                   January 2005      ($1,031,957)
Euro                3,200,000                     March 2005         (162,053)
Swiss Franc         1,330,000                     March 2005          (58,512)
                                                                  ($1,252,522)

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $87,672,734. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, until June 30, 2004 the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund's average daily net asset value in excess of $150,000,000.

Effective July 1, 2004, the Fund began paying a monthly management fee to the Adviser, equivalent on an annual basis to the sum of: (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $2,350,000,000, (d)
0.475% of the next $2,500,000,000 and (e) 0.45% in excess of
$5,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges.

During the period ended November 30, 2004, JH Funds received net up-front sales charges of $698,564 with regard to sales of Class A shares. Of this amount, $87,803 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $575,528 was paid as sales commissions to unrelated broker-dealers and $35,233 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $200,409 with regard to sales of Class C shares. Of this amount, $199,645 was paid as sales commissions to unrelated broker-dealers and $764 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2004, CDSCs received by JH Funds amounted to $523,844 for Class B shares and $16,743 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc.("Signature Ser vices"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended November 30, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $120,570. The Fund also paid the Adviser the amount of $1,474 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of the Fund's shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                 Year ended 5-31-04                   Period ended 11-30-04 1
                             Shares          Amount                Shares            Amount
Class A shares
Sold                     94,838,862    $477,197,378            19,378,639       $98,582,606
Distributions reinvested  3,648,443      18,775,919             1,540,228         7,807,018
Repurchased             (93,905,149)   (478,354,994)          (12,644,571)      (63,830,782)
Net increase              4,582,156     $17,618,303             8,274,296       $42,558,842

Class B shares
Sold                     17,353,536     $87,965,860             5,550,916       $27,886,454
Distributions reinvested  3,981,945      20,384,265             1,561,402         7,906,756
Repurchased             (35,253,193)   (180,814,006)          (13,831,282)      (69,987,973)
Net decrease            (13,917,712)   ($72,463,881)           (6,718,964)     ($34,194,763)

Class C shares
Sold                     14,666,380     $75,144,387             4,915,793       $24,809,935
Distributions reinvested  1,167,612       5,997,925               556,068         2,815,906
Repurchased             (12,229,816)    (62,771,123)           (3,318,131)      (16,735,909)
Net increase              3,604,176     $18,371,189             2,153,730       $10,889,932
Net increase (decrease)  (5,731,380)   ($36,474,389)            3,709,062       $19,254,011


1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2004, aggregated $227,626,233 and $182,475,469, respectively.

The cost of investments owned on November 30, 2004, including short-term investments, for federal income tax purposes, was $1,169,252,719. Gross unrealized appreciation and depreciation of investments aggregated $132,519,935 and $233,617,394, respectively, resulting in net unrealized depreciation of $101,097,459. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of Shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 170,052,759 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:


                                              WITHHELD
                              FOR            AUTHORITY
-------------------------------------------------------------
James F. Carlin               168,039,453    2,013,306
Richard P. Chapman, Jr.       168,025,008    2,027,751
William H. Cunningham         167,995,572    2,057,187
Ronald R. Dion                168,021,277    2,031,482
Charles L. Ladner             168,029,802    2,022,957
Dr. John A. Moore             168,050,299    2,002,460
Patti McGill Peterson         167,965,409    2,087,350
Steven R. Pruchansky          168,057,945    1,994,814
James A. Shepherdson          167,980,468    2,072,291

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds


Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,  USMC (Ret.)

* Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803


The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                        Express mail:
            John Hancock                         John Hancock
            Signature Services, Inc.             Signature Services, Inc.
            1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
            Boston, MA 02217-1000                529 Main Street
                                                 Charlestown, MA 02129

Phone       Customer service representatives     1-800-225-5291
            24-hour automated information        1-800-338-8080
            TDD line                             1-800-554-6713


A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]


1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
High Yield Fund.


570SA  11/04
        1/05

JOHN HANCOCK
Investment Grade
Bond Fund

11.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 19

For more information
page 33


Dear Fellow Shareholders,

The stock market made little, if any, headway for much of 2004, before finally rallying in November. After a strong start in January, the market faded and remained dull as it wrestled with a variety of uncertainties. Questions about the continuing strength of the economy, the effects of rising interest rates, and expectations for corporate earnings growth kept investors jittery. In addition, record high crude oil prices, terrorism and the uncertainty of a closely contested U.S. presidential race all weighed on the market. The picture brightened in early November with the election behind us and oil prices moderating somewhat. With one month left to go, the market seems poised to produce single-digit returns for 2004, barring some major negative occurrence.

Year-to-date through November 30, 2004, the Standard & Poor's 500 Index was up 7.23%, while the Dow Jones Industrial Average advanced 1.67% and the Nasdaq Composite Index rallied from its negative stance in October to return 4.66% through November 30. Despite the Federal Reserve's four hikes in short-term interest rates, bonds still produced positive results, with the Lehman Brothers Aggregate Bond Index up 3.39%.

The way this year has played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market and trying to act on them can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson
Chief Executive Officer

This commentary reflects the CEO's views as of November 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital and mainte-
nance of liquidity, by
normally investing
at least 80% of its
assets in invest-
ment-grade bonds
(securities rated
from AAA to BBB.)

Over the last six months

* While short-term bond yields rose sharply, long-term bond yields declined as inflation fears and the pace of employment growth eased.

* Investors searched for added yield, favoring lower-quality securities.

* The Fund benefited from its emphasis on longer-term bonds, as well as sizable investments in the corporate and mortgage bond sectors.


[Bar chart with heading "John Hancock Investment Grade Bond Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2004." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.32% total return for Class A. The second bar represents the 2.93% total return for Class B. The third bar represents the 2.93% total return for Class C. The fourth bar represents the 3.55% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 issuers

23.1%  Federal National Mortgage Association
12.4%  Federal Home Loan Mortgage Corp.
 8.7%  United States Treasury
 3.8%  Government National Mortgage Association
 1.6%  Greenwich Capital Commercial Funding Corp.
 1.5%  SBC Communications
 1.4%  UBS Preferred Funding Trust 1
 1.2%  Ameriquest Mortgage Securities, Inc.
 1.1%  France Telecom S.A.
 1.1%  WFS Financial Owner Trust

As a percentage of net assets on November 30, 2004.

BY BARRY H. EVANS, CFA, HOWARD C. GREENE, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS


MANAGERS'
REPORT

JOHN HANCOCK
Investment Grade
Bond Fund

Bonds surprised investors with solid gains for the six months ended November 30, 2004. As widely expected, the Federal Reserve began gradually raising the federal funds rate -- the rate banks charge each other for overnight loans. By November, the fed funds rate had climbed to 2.00%, up from 1.00% six months earlier. Rising interest rates can spell trouble for bond prices, which move in the opposite direction of yields. This time, however, yields on short-term bonds moved up, but yields on long-term bonds actually fell as weaker-than-expected employment numbers led investors to question how aggressive the Fed would be in continuing to raise interest rates. In addition, rising energy prices hampered consumer and corporate spending, slowing the pace of economic growth. As inflation fears eased, long-term yields, which include an inflation premium, also declined.

"Bonds surprised investors with
 solid gains for the six months
 ended November 30, 2004."

Search for yield

In this low interest rate environment, investors favored securities that offered a yield advantage over Treasuries. The best performers were the lowest-quality securities, with high yield bonds significantly outpacing investment-grade corporate bonds. Corporate bonds, however, also did well, benefiting from a combination of growing demand and static supply as excess manufacturing capacity gave companies little incentive to issue new debt. Spreads -- the difference in yield between corporate bonds and Treasury bonds with comparable maturities -- continued to compress, which further boosted performance. Among investment-grade corporate bonds, those with the lowest credit-quality ratings posted the strongest gains. In the government sector, mortgage bonds beat both Treasuries and agencies.

Performance review

For the six months ended November 30, 2004, John Hancock Investment Grade Bond Fund's Class A, Class B, Class C and Class I shares returned 3.32%, 2.93%, 2.93% and 3.55%, respectively, at net asset value. Over the same six-month period, the average intermediate investment-grade debt fund returned 3.52%, according to Lipper, Inc.,1 while the Lehman Aggregate Bond Index returned 3.82%. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested for the entire period and did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

[Photos of Barry Evans, Howard Greene and Jeff Given, flush right next to first paragraph.]

Positioned for rising interest rates

We invested the Fund last spring with the expectation that the Fed would raise short-term interest rates. We thought the Fed's actions would have the biggest impact on short-term bond yields. When short-term bond yields rise faster than long-term bond yields, the yield curve -- a graph that plots the yields of short- to long-term Treasuries -- flattens. To prepare for a possible yield curve flattening, we had reduced the Fund's stake in short-term bonds with two- to five-year maturities and added to longer maturity issues and cash. This positioning helped performance as long-term bonds rallied nicely.

The Fund, however, had a shorter duration -- or less sensitivity to changes in interest rates -- than either its Lipper peer group or Lehman Brothers benchmark. A shorter duration means a bond's price will not rise as much when interest rates fall or fall as much when interest rates rise. We believed a shorter duration would protect the Fund as interest rates moved higher. We did not expect long-term bond yields to decline. As they did, the Fund's shorter duration hindered performance.

"Mortgage bonds further
 aided performance."

Bias toward lower-quality corporates

The Fund's larger stake in investment-grade corporate bonds -- and specifically lower-quality (BBB-rated) issues -- relative to the Lehman Brothers index helped performance. In addition, specific issues were strong gainers, including long-duration bonds issued by media giant AOL Time Warner. Hutchison Whampoa Inter national, a conglomerate based in Hong Kong, also did well as the outlook for China's economic growth brightened. Our biggest concentrations included utilities and financials. We added to both sectors over the period, believing they offered slightly higher quality and comparable or better yields than industrials, which we trimmed.

[Table at top left-hand side of page entitled "Quality distribution." The first listing is AAA-57%, the second is AA-2%, the third is A-11%, the fourth is BBB-21% and the fifth is BB-2%.]

Boost from mortgage bonds

Mortgage bonds further aided performance. Strong demand and diminishing supply benefited the sector, as more homeowners opted for hybrid adjustable rate mortgages (ARMs) over traditional fixed-rate mortgages. Extension risk also stabilized, which attracted more investors to the sector. Extension risk occurs when mortgage rates rise sharply, prompting homeowners to stay in their homes longer. Higher mortgage rates lengthen the expected average life of the underlying mortgage, postponing the time when bondholders get their principal back. As the outlook for mortgages improved, we increased our investment, adding primarily fixed-rate bonds with stated interest rates of 5% and 5.5%. These lower-coupon issues are less likely to be prepaid through refinancings and, therefore, tend to behave more like longer-maturity Treasuries. As long-term yields declined, lower-coupon mortgage bonds beat higher-coupon issues. To fund new mortgage purchases, we sold Treasury bonds with maturities between five and 10 years and eliminated the Fund's small ARMs stake. ARMs, which tend to have short durations, moved out of investor favor as supply increased.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-04." The chart is divided into four sections (from top to right): Corporate bonds 47%, U.S. agency bonds 38%, U.S. government bonds 9% and Short-term investments & other 6%.]

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is AOL Time Warner, followed by an up arrow with the phrase "Highly sensitive to declining long-term interest rates." The second listing is Hutchison Whampoa, followed by an up arrow with the phrase "Improved prospects related to China's economic outlook." The third listing is Rogers Cable Systems, followed by a down arrow with the phrase "High coupon and short maturity date, traded closer to par."]

Cautious optimism

We expect to see solid economic growth in the coming year, although the pace of expansion may be slower than once anticipated. Inflation will most likely remain at low levels, which would also benefit bond returns. We will, however, be watching the U.S. dollar, which can create inflationary pressures as it weakens. Against this backdrop, we expect the Fed to continue to increase short-term interest rates. We think long-term interest rates will also rise, but not as much as short-term rates. Our plan is to protect the Fund from higher interest rates by maintaining a short duration. We expect to keep a sizable stake in mortgage bonds, which we think have the potential to outperform Treasuries and generate returns that are competitive with those of corporate bonds. We also plan to keep a significant investment in corporate bonds. Going forward, we believe credit analysis will become increasingly important as more companies add debt to buy back stock or issue dividends -- moves that can lower an issuer's credit rating and hurt returns.

"...we expect the Fed to continue to
 increase short-term interest rates."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2004

                              Class A      Class B      Class C      Class I 1
Inception date               12-31-91     12-31-91       4-1-99      7-28-03

Average annual returns with maximum sales charge (POP)
One year                        -1.10%       -2.14%        1.83%        4.08%
Five years                       5.92         5.79         6.10           --
Ten years                        6.01         5.89           --           --
Since inception                    --           --         5.37         4.41

Cumulative total returns with maximum sales charge (POP)
Six months                      -1.36        -2.07         1.93         3.55
One year                        -1.10        -2.14         1.83         4.08
Five years                      33.29        32.50        34.44           --
Ten years                       79.23        77.18           --           --
Since inception                    --           --        34.51         5.97

SEC 30-day yield as of November 30, 2004
                                 3.56         2.98         2.97         4.33

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Aggregate Bond Index.

             Cum Value    Cum Value   Lehman Brothers
               of $10K      of $10K         Aggregate
Plot Date     (No Load)     (W/Load)       Bond Index

11-30-94       $10,000       $9,500           $10,000
12-31-94        10,048        9,601            10,069
5-31-95         10,570       10,099            11,140
11-30-95        10,953       10,465            11,764
5-31-96         10,853       10,370            11,628
11-30-96        11,514       11,001            12,478
5-31-97         11,667       11,147            12,595
11-30-97        12,349       11,799            13,421
5-31-98         12,783       12,213            13,970
11-30-98        13,483       12,882            14,689
5-31-99         13,338       12,744            14,578
11-30-99        13,441       12,842            14,683
5-31-00         13,628       13,021            14,885
11-30-00        14,581       13,931            16,014
5-31-01         15,240       14,561            16,837
11-30-01        16,053       15,338            17,802
5-31-02         16,320       15,593            18,202
11-30-02        17,093       16,331            19,108
5-31-03         18,336       17,519            20,309
11-30-03        18,110       17,303            20,098
5-31-04         18,159       17,350            20,219
11-30-04        18,758       17,923            20,991

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Aggregate Bond Index and is equal to $20,991 as of November 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Investment Grade Bond Fund, without sales charge (NAV) and is equal to $18,758 as of November 30, 2004. The third line represents the same hypothetical $10,000 investment made in the John Hancock Investment Grade Bond Fund, with maximum sales charge (POP) and is equal to $17,923 as of November 30, 2004.]

                                    Class B 1    Class C 1    Class I 2
Period beginning                   11-30-94       4-1-99      7-28-03
Investment Grade Bond Fund          $17,718      $13,451      $10,597
Index                                20,991       14,340       10,599

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of November 30, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004.

Account value                            Expenses paid
$1,000.00          Ending value          during period
on 5-31-04          on 11-30-04         ended 11-30-04 1
-------------------------------------------------------------
Class A               $1,033.20                  $5.17
Class B                1,029.30                   8.97
Class C                1,029.30                   8.97
Class I                1,035.50                   1.95

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                            Expenses paid
$1,000.00          Ending value          during period
on 5-31-04          on 11-30-04         ended 11-30-04 1
-------------------------------------------------------------
Class A               $1,019.99                  $5.13
Class B                1,016.23                   8.91
Class C                1,016.23                   8.91
Class I                1,023.15                   1.94

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.76%, 1.76% and 0.38% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2004
(unaudited)

This schedule is divided into three main categories: bonds, U.S.
government and agencies securities and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                            Interest  Maturity  Credit     Par value
Issuer, description                                             rate  date      Rating (A)     (000)           Value
Bonds 47.01%                                                                                             $82,908,379
(Cost $81,901,941)

Airlines 0.85%                                                                                             1,501,236
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 (L)                                   7.858% 10-01-11  A-            $1,000       1,030,303
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                                      6.545  02-02-19  A-               484         470,933

Asset Management & Custody Banks 0.43%                                                                       757,748
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) (S)                                             5.260  12-29-49  AA               750         757,748

Automobile Manufacturers 0.72%                                                                             1,273,216
DaimlerChrysler North America Holding Corp.,
Note                                                           4.750  01-15-08  BBB            1,000       1,018,732
General Motors Corp.,
Sr Deb                                                         8.375  07-15-33  BBB-             250         254,484

Broadcasting & Cable TV 2.28%                                                                              4,023,543
British Sky Broadcasting Group Plc,
Gtd Note (United Kingdom)                                      7.300  10-15-06  BBB-             350         373,045
Continental Cablevision, Inc.,
Deb                                                            9.500  08-01-13  BBB              950       1,033,685
Cox Enterprises,
Note (S)                                                       7.875  09-15-10  BBB              255         284,403
Liberty Media Corp.,
Floating Rate Sr Note (P)                                      3.380  09-17-06  BBB-           1,000       1,012,910
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada)                                        10.000  03-15-05  BB+            1,300       1,319,500

Commodity Chemicals 0.29%                                                                                    515,280
RPM International, Inc.,
Sr Note                                                        6.250  12-15-13  BBB              500         515,280

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                            Interest  Maturity  Credit     Par value
Issuer, description                                             rate  date      Rating (A)     (000)           Value
Consumer Finance 5.48%                                                                                    $9,664,129
Capital One Bank,
Sr Note (L)                                                    6.875% 02-01-06  BBB             $500         520,389
CIT Group, Inc.,
Sr Note                                                        7.750  04-02-12  A              1,000       1,174,330
Ford Motor Credit Co.,
Note                                                           7.375  10-28-09  BBB-           1,455       1,562,062
General Electric Capital Corp.,
Medium Term Note Ser A                                         5.350  03-30-06  AAA            1,000       1,028,479
General Motors Acceptance Corp.,
Note                                                           7.250  03-02-11  BBB-           1,000       1,042,544
Note                                                           6.750  12-01-14  BBB-             250         246,602
Household Finance Corp.,
Note                                                           6.375  10-15-11  A                450         494,484
ING Capital Funding Trust III,
Perpetual Bond (8.439% to
12-31-10 then variable)                                        8.439  12-29-49  A-             1,000       1,191,943
UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to
10-01-10 then variable)                                        8.622  10-29-49  AA-            2,000       2,403,296

Diversified Banks 1.14%                                                                                    2,007,108
Citicorp,
Sub Note                                                       7.250  10-15-11  A              1,000       1,151,491
Citigroup, Inc.,
Sub Note                                                       6.000  10-31-33  A+               400         404,934
Wachovia Corp.,
Sub Note                                                       5.250  08-01-14  A-               445         450,683

Diversified Commercial Services 0.60%                                                                      1,057,084
Brascan Corp.,
Note (Canada)                                                  5.750  03-01-10  A-               500         526,436
Hutchison Whampoa International Ltd.,
Note (United Kingdom) (S)                                      6.500  02-13-13  A-               500         530,648

Electric Utilities 4.42%                                                                                   7,795,874
BVPS II Funding Corp.,
Collateralized Lease Bond                                      8.330  12-01-07  BB+              749         830,454
El Paso Electric Co.,
1st Mtg Ser E                                                  9.400  05-01-11  BBB            1,000       1,111,658
HQI Transelect Chile S.A.,
Sr Note (Chile)                                                7.875  04-15-11  A-               800         908,306
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)                                       9.625  11-15-09  BBB-             387         459,777
Pepco Holdings, Inc.,
Note                                                           3.750  02-15-06  BBB            1,000       1,003,845

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                            Interest  Maturity  Credit     Par value
Issuer, description                                             rate  date      Rating (A)     (000)           Value
Electronic Utilities (continued)
Pinnacle West Capital Corp.,
Sr Note                                                        6.400% 04-01-06  BBB-          $1,000       1,033,421
Progress Energy, Inc.,
Sr Note                                                        6.750  03-01-06  BBB-             415         431,683
System Energy Resources, Inc.,
Sec Bond (S)                                                   5.129  01-15-14  BBB            1,000         996,790
TransAlta Corp.,
Note (Canada)                                                  5.750  12-15-13  BBB-           1,000       1,019,940

Forest Products 0.94%                                                                                      1,654,265
Weyerhaeuser Co.,
Deb                                                            7.125  07-15-23  BBB            1,500       1,654,265

Gas Utilities 0.89%                                                                                        1,561,458
KeySpan Corp.,
Note                                                           6.150  06-01-06  A              1,500       1,561,458

Health Care Services 0.60%                                                                                 1,059,800
Caremark Rx, Inc.,
Sr Note                                                        7.375  10-01-06  BBB-           1,000       1,059,800

Hotels, Resorts & Cruise Lines 0.90%                                                                       1,593,836
Harrah's Operating Co., Inc.,
Gtd Sr Note                                                    5.500  07-01-10  BBB-             525         540,621
Hyatt Equities LLC,
Note (S)                                                       6.875  06-15-07  BBB            1,000       1,053,215

Industrial Machinery 0.31%                                                                                   549,878
Tyco International Group S.A.,
Note (Luxembourg)                                              6.375  10-15-11  BBB              500         549,878

Integrated Oil & Gas 0.25%                                                                                   446,250
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                              9.125  10-13-10  BBB-             375         446,250

Integrated Telecommunication Services 0.29%                                                                  515,996
SBC Communications, Inc.,
Bond                                                           6.450  06-15-34  A                500         515,996

Investment Banking & Brokerage 1.15%                                                                       2,024,814
Goldman Sachs Group Inc. (The),
Bond (L)                                                       5.150  01-15-14  A+             1,000         999,130
Merrill Lynch & Co.,
Note Ser C                                                     5.000  01-15-15  A+               430         422,948
Morgan Stanley,
Sub Note                                                       4.750  04-01-14  A                625         602,736

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                            Interest  Maturity  Credit     Par value
Issuer, description                                             rate  date      Rating (A)     (000)           Value
Leisure Products 0.59%                                                                                    $1,043,556
Disney (Walt) Co. (The),
Note                                                           5.500% 12-29-06  BBB+          $1,000       1,043,556

Multi-Media 0.79%                                                                                          1,399,582
AOL Time Warner, Inc.,
Deb                                                            7.625  04-15-31  BBB+             500         585,910
News America Holdings,
Sr Deb                                                         9.500  07-15-24  BBB-             600         813,672

Multi-Utilities & Unregulated Power 0.34%                                                                    597,780
Duke Capital LLC,
Sr Note                                                        8.000  10-01-19  BBB-             500         597,780

Oil & Gas Exploration & Production 0.57%                                                                   1,004,014
Canadian Oil Sands Ltd.,
Note (Canada) (S)                                              4.800  08-10-09  BBB+           1,000       1,004,014

Other Diversified Financial Services 1.59%                                                                 2,811,909
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                      9.000  06-01-17  BB+            1,020       1,199,479
Glencore Funding LLC,
Gtd Note (S)                                                   6.000  04-15-14  BBB              755         716,785
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) (S)                                 8.485  12-31-49  BBB+             795         895,645

Pharmaceuticals 0.58%                                                                                      1,025,987
Wyeth,
Note                                                           5.500  03-15-13  A              1,000       1,025,987

Real Estate Investment Trusts 1.10%                                                                        1,934,774
iStar Financial, Inc.,
Sr Note                                                        7.000  03-15-08  BBB-             800         860,744
Spieker Properties, Inc.,
Note                                                           7.125  12-01-06  BBB+           1,000       1,074,030

Real Estate Management & Development 0.96%                                                                 1,683,164
Post Apartment Homes,
Sr Note                                                        5.125  10-12-11  BBB              585         580,280
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.64% to 09-30-07
then variable) (S)                                             7.640  12-29-49  A              1,000       1,102,884

Regional Banks 1.08%                                                                                       1,896,289
Greater Bay Bancorp,
Sr Note Ser B                                                  5.250  03-31-08  BBB-             645         659,503
HSBC Capital Funding L.P.,
Perpetual Note (9.547% to 06-30-10
then variable) (Channel Islands) (S)                           9.547  12-29-49  A-             1,000       1,236,786

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                            Interest  Maturity  Credit     Par value
Issuer, description                                             rate  date      Rating (A)     (000)           Value

Specialized Finance 11.69%                                                                               $20,620,624
Americredit Automobile Receivables Trust,
Pass Thru Ctf Ser 2004-CA Class A-3                            3.000% 03-06-09  AAA             $500         497,387
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-IA1 Class A-4                           4.965  11-25-33  AAA            2,000       2,020,555
Bank of America Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2004-D Class 2A-1                        3.649  05-25-34  AAA            1,499       1,467,789
Bear Stearns Commercial Mortgage
Securities, Inc.,
Commercial Sub Bond
Ser 2004-ESA Class C (S)                                       4.937  05-14-16  AA             1,000       1,020,102
Centex Home Equity Loan Trust,
Home Equity Loan Asset-Backed Ctf
Ser 2004-A Class AF-4                                          4.510  08-25-32  AAA            1,500       1,512,237
Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf Ser 2004-24CB
Class 1A1                                                      6.000  11-25-34  AAA              925         961,802
Credit-Based Asset Servicing and
Securitization LLC,
Mtg Asset Backed Ctf
Ser 2004-CB4 Class A3                                          4.632  05-25-35  AAA            1,000       1,013,864
Doral Financial Corp.,
Floating Rate Note (Puerto Rico) (P)                           2.909  07-20-07  BBB-             500         500,467
Ford Credit Auto Owner Trust,
Pass Thru Ctf Ser 2004-A Class A3                              2.930  03-15-08  AAA            1,000         995,000
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                               5.098  01-15-34  BBB            1,000       1,000,341
Sub Bond Ser 2004-2A Class D (N)(S)                            5.093  12-15-14  Baa2             265         265,000
Greenwich Capital Commercial
Funding Corp.,
Commercial Mtg Pass
Thru Ctf Ser 2003-C1 Class A-4                                 4.111  07-05-35  AAA            3,000       2,870,556
Household Automotive Trust,
Pass Thru Ctf Ser 2004-1 Class A3                              3.300  05-18-09  AAA            1,000         997,861
Impac Secured Assets Corp.,
Mtg Pass Thru Ctf Ser 2004-1 Class A3                          3.710  03-25-34  AAA            1,145       1,130,913
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C (S)                                6.600  09-15-10  BBB            1,000       1,069,737
ONYX Acceptance Auto Trust,
Pass Thru Ctf Ser 2004-C Class A3                              2.940  11-15-08  AAA              305         302,689
Residential Asset Mortgage Products, Inc.,
Mtg Pass Thru Ctf Ser 2004-RS7 Class AI-2                      4.000  09-25-25  AAA            1,000         999,020
WFS Financial Owner Trust,
Pass Thru Ctf Ser 2004-3 Class A3                              3.300  03-17-09  AAA            2,000       1,995,304

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                            Interest  Maturity  Credit     Par value
Issuer, description                                             rate  date      Rating (A)     (000)           Value
Telecommunication Services 3.65%                                                                          $6,429,474
Bellsouth Corp.,
Bond                                                           5.200% 09-15-14  A               $350         350,317
SBC Communications, Corp.,
Note Ser E                                                     7.000  10-01-12  A              2,000       2,158,512
Sprint Capital Corp.,
Gtd Sr Note                                                    6.875  11-15-28  BBB-             820         871,327
Telecom de Puerto Rico,
Sr Sub Note (Puerto Rico)                                      6.650  05-15-06  BBB+           1,000       1,039,855
Telecom Italia Capital,
Gtd Sr Note (Luxembourg) (S)                                   4.950  09-30-14  BBB+           1,000         966,183
Verizon Pennsylvania, Inc.,
Note Ser A                                                     5.650  11-15-11  A+             1,000       1,043,280

Telecommunications Equipment 1.51%                                                                         2,670,531
AT&T Wireless Services, Inc.,
Sr Note                                                        8.750  03-01-31  A                500         653,665
France Telecom S.A.,
Note (France)                                                  8.500  03-01-11  BBB+           1,700       2,016,866

Trucking 0.36%                                                                                               627,227
CNF, Inc.,
Sr Deb Ser B                                                   6.700  05-01-34  BBB-             405         414,993
Hertz Corp.,
Note                                                           4.700  10-02-06  BBB-             210         212,234

Utilities Other 0.66%                                                                                      1,161,953
Kinder Morgan Energy Partners,
Sr Note                                                        5.000  12-15-13  BBB+             750         741,407
NiSource Finance Corp.,
Gtd Note                                                       3.200  11-01-06  BBB              425         420,546

                                                            Interest  Maturity  Credit     Par value
Issuer, description                                             rate  date      Rating (A)     (000)           Value
U.S. government and agencies securities 46.86%                                                           $82,642,898
(Cost $83,457,915)

Government U.S. 8.72%                                                                                     15,369,529
United States Treasury,
Bond (L)                                                      14.000% 11-15-11  AAA           $1,500       1,812,657
Bond (L)                                                       5.375  02-15-31  AAA            5,660       5,957,150
Inflation Indexed Bond (L)                                     3.375  04-15-32  AAA            1,069       1,357,513
Inflation Indexed Note (L)                                     2.000  07-15-14  AAA            1,007       1,030,925
Note (L)                                                       6.000  08-15-09  AAA              310         341,097
Note (L)                                                       4.750  05-15-14  AAA              690         711,239
Note (L)                                                       4.250  11-15-14  AAA            4,195       4,158,948

See notes to
financial statements.


15


FINANCIAL STATEMENTS

                                                            Interest  Maturity  Credit     Par value
Issuer, description                                             rate  date      Rating (A)     (000)           Value
Government U.S. Agency 38.14%                                                                            $67,273,369
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                            8.500% 06-01-06  AAA             $118         122,592
15 Yr Pass Thru Ctf                                            8.500  11-01-06  AAA               23          23,587
15 Yr Pass Thru Ctf                                            8.500  07-01-07  AAA                1           1,358
15 Yr Pass Thru Ctf                                            4.500  05-01-19  AAA            4,558       4,531,689
15 Yr Pass Thru Ctf                                            4.500  08-01-19  AAA              982         976,468
30 Yr Pass Thru Ctf                                            6.000  02-01-33  AAA            1,400       1,445,578
30 Yr Pass Thru Ctf                                            6.000  08-01-34  AAA            2,257       2,333,348
30 Yr Pass Thru Ctf                                            6.000  10-01-34  AAA              101         105,064
30 Yr Pass Thru Ctf                                            5.500  04-01-33  AAA            1,151       1,166,944
CMO REMIC 2640-WA                                              3.500  03-15-33  AAA            3,180       3,117,597
CMO REMIC 2836-QD                                              5.000  09-15-27  AAA            2,095       2,119,388
Bond                                                           3.250  02-25-08  AAA            2,000       1,975,418
Note                                                           4.820  04-28-14  AAA            2,000       2,000,448
Note                                                           4.375  02-04-10  AAA            2,000       1,998,344
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                            7.000  02-01-16  AAA              825         875,592
15 Yr Pass Thru Ctf                                            5.000  05-01-18  AAA            5,710       5,794,341
15 Yr Pass Thru Ctf                                            5.000  08-01-19  AAA            2,299       2,332,849
15 Yr Pass Thru Ctf                                            5.000  10-01-19  AAA            2,633       2,671,461
15 Yr Pass Thru Ctf                                            4.500  06-01-18  AAA            5,092       5,072,298
15 Yr Pass Thru Ctf                                            4.500  10-01-18  AAA              472         470,157
15 Yr Pass Thru Ctf                                            4.500  10-01-19  AAA              989         983,980
30 Yr Adj Rate Mtg (P)                                         5.850  03-01-14  AAA                4           4,769
30 Yr Adj Rate Mtg (P)                                         5.850  06-01-14  AAA               16          16,574
30 Yr Adj Rate Mtg (P)                                         3.030  03-01-27  AAA               36          35,931
30 Yr Pass Thru Ctf                                            6.500  02-01-34  AAA            2,169       2,278,000
30 Yr Pass Thru Ctf                                            5.500  05-01-34  AAA              821         832,006
30 Yr Pass Thru Ctf                                            5.500  06-01-34  AAA            2,439       2,470,620
30 Yr Pass Thru Ctf                                            5.500  09-01-34  AAA            4,332       4,393,159
30 Yr Pass Thru Ctf                                            5.000  04-01-34  AAA            2,586       2,554,932
30 Yr Pass Thru Ctf                                            5.000  05-01-34  AAA            3,932       3,883,761
CMO REMIC 2003-49-JE                                           3.000  04-25-33  AAA            1,516       1,456,449
CMO REMIC 2003-58-AD                                           3.250  07-25-33  AAA            1,078       1,052,331
Financing Corp.,
Bond                                                          10.350  08-03-18  AAA            1,000       1,505,196
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf                                            7.500  04-15-13  AAA              800         855,094
30 Yr Pass Thru Ctf                                            6.000  12-20-33  AAA            3,413       3,530,100
30 Yr Pass Thru Ctf                                            5.500  07-15-34  AAA            2,244       2,285,946

See notes to
financial statements.


16


FINANCIAL STATEMENTS

                                                                        Interest     Par value
Issuer, description, maturity date                                      rate             (000)                 Value
Short-term investments 2.87%                                                                              $5,063,000
(Cost $5,063,000)

Joint Repurchase Agreement 2.87%                                                                           5,063,000
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 11-30-04, due 12-01-04 (secured by
U.S. Treasury Inflation Indexed Bonds 3.375%
thru 3.625% due 04-15-32 thru 04-15-28 and
U.S. Treasury Inflation Indexed Note 3.000%
due 07-05-12)                                                           1.960%          $5,063            5,063,000

Total investments 96.74%                                                                               $170,614,277

Other assets and liabilities, net 3.26%                                                                  $5,750,997

Total net assets 100.00%                                                                               $176,365,274

(A) Credit ratings are unaudited and are rated by Moody's Investors
    Service where Standard & Poor's ratings are not available.

(L) All or a portion of this security is on loan as of November 30, 2004.

(N) This security having an aggregate value of $265,000 or 0.15% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $273,981 of Federal National Mortgage Assn., 5.000%, 05-01-18 has been segregated to cover the when-issued commitments.

(P) Represents rate in effect on November 30, 2004.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,360,058 or 7.58% of the Fund's net assets as of November 30, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

QUALITY
DISTRIBUTION

November 30, 2004
(unaudited)

This table shows the
Fund's investments
as a percentage
of net assets
aggregated by the
quality rating for
long-term debt
securities.

Quality distribution                 Value as a percentage of Fund's net assets
-------------------------------------------------------------------------------
AAA                                                                      56.95%
AA                                                                        2.37
A                                                                        11.34
BBB                                                                      21.31
BB                                                                        1.90

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $170,422,856)
including $18,600,525 of securities loaned                       $170,614,277
Cash                                                                      474
Cash segregated for futures contracts                                  63,750
Receivable for investments sold                                     4,577,311
Receivable for shares sold                                             17,859
Interest receivable                                                 1,587,259
Receivable for futures variation margin                                 2,344
Other assets                                                           47,041

Total assets                                                      176,910,315

Liabilities
Payable for investments purchased                                     265,000
Payable for shares repurchased                                         49,859
Dividends payable                                                      20,137
Payable to affiliates
Management fees                                                        64,890
Distribution and service fees                                          11,876
Other                                                                  66,646
Other payables and accrued expenses                                    66,633

Total liabilities                                                     545,041

Net assets
Capital paid-in                                                   178,808,882
Accumulated net realized loss on investments
and financial futures contracts                                    (2,353,664)
Net unrealized appreciation of investments
and financial futures contracts                                       289,919
Distributions in excess of net investment income                     (379,863)

Net assets                                                       $176,365,274

Net asset value per share
Based on net asset values and shares
outstanding -- the Fund has an unlimited
number of shares authorized with no par value
Class A ($139,136,840 [DIV] 13,867,007 shares)                         $10.03
Class B ($28,149,293 [DIV] 2,805,549 shares)                           $10.03
Class C ($9,078,108 [DIV] 904,746 shares)                              $10.03
Class I ($1,033 [DIV] 103 shares)                                      $10.03
Maximum offering price per share
Class A 1 ($10.03 [DIV] 95.5%)                                         $10.50

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest (net of foreign withholding taxes of $230)                $4,371,736
Securities lending                                                     25,886

Total investment income                                             4,397,622

Expenses
Investment management fees                                            365,451
Class A distribution and service fees                                 178,667
Class B distribution and service fees                                 151,830
Class C distribution and service fees                                  47,124
Class A, B and C transfer agent fees                                  210,509
Custodian fees                                                         27,264
Registration and filing fees                                           23,867
Accounting and legal services fees                                     22,841
Printing                                                               20,447
Professional fees                                                      17,090
Miscellaneous                                                          13,542
Interest                                                                3,827
Trustees' fees                                                          3,814
Securities lending fees                                                   776

Total expenses                                                      1,087,049
Less expense reductions                                               (11,814)

Net expenses                                                        1,075,235

Net investment income                                               3,322,387

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                           150,975
Financial futures contracts                                          (710,429)

Change in net unrealized appreciation (depreciation) of
Investments                                                         2,979,750
Financial futures contracts                                           137,037

Net realized and unrealized gain                                    2,557,333

Increase in net assets from operations                             $5,879,720

1 Semiannual period from 6-1-04 through 11-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions,
if any, paid to
shareholders and
the net of Fund
share transactions.
                                                Year        Period
                                               ended         ended
                                             5-31-04      11-30-04 1
Increase (decrease) in net assets
From operations

Net investment income                     $7,947,754    $3,322,387
Net realized gain (loss)                     591,777      (559,454)
Change in net unrealized
appreciation (depreciation)              (11,207,854)    3,116,787

Increase (decrease) in net assets
resulting from operations                 (2,668,323)    5,879,720

Distributions to shareholders
From net investment income
Class A                                   (6,996,478)   (3,082,435)
Class B                                   (1,626,339)     (541,992)
Class C                                     (401,926)     (168,044)
Class I                                          (43)          (25)
                                          (9,024,786)   (3,792,496)

From Fund share transactions             (43,979,610)  (13,139,977)

Net assets
Beginning of period                      243,090,746   187,418,027

End of period 2                         $187,418,027  $176,365,274

1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

2 Includes accumulated (distribution in excess of) net investment income of $90,246 and ($379,863), respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           5-31-00 1   5-31-01   1 5-31-02 1,2   5-31-03   5-31-04   11-30-04 3
Per share operating performance
Net asset value,
beginning of period                                      $9.55       $9.18       $9.64         $9.78    $10.47      $9.92
Net investment income 4                                   0.57        0.60        0.48          0.43      0.40       0.19
Net realized and unrealized gain
(loss) on investments                                    (0.37)       0.46        0.19          0.75     (0.50)      0.14
Total from investment operations                          0.20        1.06        0.67          1.18     (0.10)      0.33
Less distributions
From net investment income                               (0.57)      (0.60)      (0.53)        (0.49)    (0.45)     (0.22)
Net asset value, end of period                           $9.18       $9.64       $9.78        $10.47     $9.92     $10.03
Total return 5 (%)                                        2.22       11.83        6.97         12.35     (0.97)      3.32 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $138        $145        $159          $176      $144       $139
Ratio of expenses to average
net assets (%)                                            1.07        1.05        1.02          1.03      1.03       1.01 8
Ratio of adjusted expenses
to average net assets 9 (%)                                 --          --          --            --        --       1.02 8
Ratio of net investment income
to average net assets (%)                                 6.08        6.30        4.93          4.30      3.92       3.80 8
Portfolio turnover (%)                                     300         328         573           693       312        129

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                           5-31-00 1   5-31-01   1 5-31-02 1,2   5-31-03   5-31-04   11-30-04 3
Per share operating performance
Net asset value,
beginning of period                                      $9.55       $9.18       $9.64         $9.78    $10.47      $9.92
Net investment income 4                                   0.50        0.53        0.41          0.36      0.32       0.15
Net realized and unrealized gain
(loss) on investments                                    (0.37)       0.46        0.19          0.74     (0.50)      0.14
Total from investment operations                          0.13        0.99        0.60          1.10     (0.18)      0.29
Less distributions
From net investment income                               (0.50)      (0.53)      (0.46)        (0.41)    (0.37)     (0.18)
Net asset value, end of period                           $9.18       $9.64       $9.78        $10.47     $9.92     $10.03
Total return 5 (%)                                        1.46       11.03        6.18         11.52     (1.71)      2.93 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $27         $28         $35           $55       $33        $28
Ratio of expenses to average
net assets (%)                                            1.81        1.77        1.77          1.78      1.78       1.76 8
Ratio of adjusted expenses to
average net assets 9 (%)                                    --          --          --            --        --       1.77 8
Ratio of net investment income to
average net assets (%)                                    5.34        5.59        4.18          3.54      3.17       3.06 8
Portfolio turnover (%)                                     300         328         573           693       312        129

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                           5-31-00 1   5-31-01   1 5-31-02 1,2   5-31-03   5-31-04   11-30-04 3
Per share operating performance
Net asset value,
beginning of period                                      $9.55       $9.18       $9.64         $9.78    $10.47      $9.92
Net investment income 4                                   0.50        0.53        0.40          0.35      0.32       0.15
Net realized and unrealized gain
(loss) on investments                                    (0.37)       0.46        0.19          0.75     (0.50)      0.14
Total from investment operations                          0.13        0.99        0.59          1.10     (0.18)      0.29
Less distributions
From net investment income                               (0.50)      (0.53)      (0.45)        (0.41)    (0.37)     (0.18)
Net asset value, end of period                           $9.18       $9.64       $9.78        $10.47     $9.92     $10.03
Total return 5 (%)                                        1.44       11.00        6.17         11.52     (1.71)      2.93 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 10       $2          $7           $12       $10         $9
Ratio of expenses to average
net assets (%)                                            1.82        1.80        1.77          1.78      1.78       1.76 8
Ratio of adjusted expenses
to average net assets 9 (%)                                 --          --          --            --        --       1.77 8
Ratio of net investment income
to average net assets (%)                                 5.33        5.42        4.18          3.48      3.17       3.05 8
Portfolio turnover (%)                                     300         328         573           693       312        129

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

Period ended                                              5-31-04 11   11-30-04 3
Per share operating performance
Net asset value, beginning of period                       $10.17         $9.92
Net investment income 4                                      0.46          0.22
Net realized and unrealized gain (loss)
on investments                                              (0.29)         0.13
Total from investment operations                             0.17          0.35
Less distributions
From net investment income                                  (0.42)        (0.24)
Net asset value, end of period                              $9.92        $10.03
Total return 5 (%)                                           2.34 6        3.55 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                                  -- 10         -- 10
Ratio of expenses to average net assets (%)                  0.48 8        0.38 8
Ratio of net investment income to average net assets (%)     4.59 8        4.46 8
Portfolio turnover (%)                                        312           129

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42%, 4.67% and 4.67% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Semiannual report from 6-1-04 through 11-30-04. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Total return would have been lower had certain expenses been lowered during the period shown.

8 Annualized.

9 Does not take into effect expense reductions during the period shown.

10 Less than $500,000.

11 Class I shares began operations on 7-28-03.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Investment Grade Bond Fund (the "Fund") is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve high level of current income consistent with preservation of capital and maintenance of liquidity.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2004, the Fund loaned securities having a market value of $18,600,525 collateralized by securities in the amount of $19,125,149. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On November 30, 2004, the Fund had deposited $63,750 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on November 30, 2004:

                             NUMBER OF
OPEN CONTRACTS               CONTRACTS     POSITION     EXPIRATION     APPRECIATION
-----------------------------------------------------------------------------------
U.S. 10-Year Treasury Note   75            Short        Mar 2005       $98,498

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,110,651 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2008 -- $482,530 and May 31, 2012 -- $628,121.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $9,024,786. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.40% of the Fund's daily average net asset value.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $68,971 with regard to sales of Class A shares. Of this amount, $8,339 was retained and used for printing prospectuses, ad vertising, sales literature and other purposes, $23,831 was paid as sales commissions to unrelated broker-dealers and $36,801 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $5,123 with regard to sales of Class C shares. Of this amount, $4,943 was paid as sales commissions to unrelated broker-dealers and $180 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2004, CDSCs received by JH Funds amounted to $34,382 for Class B shares and $472 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $11,814 for the period ended November 30, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $22,841. The Fund also paid the Adviser the amount of $1,914 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 103 Class I shares of beneficial interest of the Fund on November 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of the Fund's shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 5-31-04         Period ended 11-31-04 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       1,843,128     $18,772,590       660,950      $6,624,474
Distributions reinvested     581,925       5,901,646       272,966       2,733,088
Repurchased               (4,663,030)    (47,425,358)   (1,619,307)    (16,237,578)
Net decrease              (2,237,977)   ($22,751,122)     (685,391)    ($6,880,016)

Class B shares
Sold                         766,512      $7,595,212       308,150      $3,097,594
Distributions reinvested     100,859       1,246,525        42,958         429,792
Repurchased               (2,810,162)    (28,518,067)     (903,184)     (9,053,009)
Net decrease              (1,942,791)   ($19,676,330)     (552,076)    ($5,525,623)

Class C shares
Sold                         283,959      $2,898,872        40,505        $405,177
Distributions reinvested      29,183         296,129        13,043         130,541
Repurchased                 (466,561)     (4,748,211)     (126,805)     (1,270,056)
Net decrease                (153,419)    ($1,553,210)      (73,257)      ($734,338)

Class I shares
Sold                             100          $1,010            --              --
Distributions reinvested           4              42            --              --
Net increase (decrease)          104          $1,052            --              --

Net decrease              (4,334,083)   ($43,979,610)   (1,310,724)   ($13,139,977)

1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2004, aggregated $132,223,845 and $127,169,588 respectively. Purchases and pro ceeds from maturities of obligations of U.S. government aggregated $90,484,547 and $108,482,593, respectively, during the period ended November 30, 2004.

The cost of investments owned on November 30, 2004, including short-term investments, for federal income tax purposes, was $171,145,386. Gross unrealized appreciation and depreciation of investments aggregated $1,496,865 and $2,027,974, respectively, resulting in net unrealized depreciation of $531,109. The difference between book basis and tax basis net unrealized depreciation of investments is attributable to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of Shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 12,917,427 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                            WITHHELD
                              FOR          AUTHORITY
----------------------------------------------------
James F. Carlin               12,558,552     358,875
Richard P. Chapman, Jr.       12,529,783     387,644
William H. Cunningham         12,541,075     376,352
Ronald R. Dion                12,554,485     362,942
Charles L. Ladner             12,558,282     359,145
Dr. John A. Moore             12,526,077     391,350
Patti McGill Peterson         12,552,307     365,120
Steven R. Pruchansky          12,551,690     365,737
James A. Shepherdson          12,557,233     360,194

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803


The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet       www.jhfunds.com

Mail           Regular mail:                      Express mail:

John Hancock   John Hancock
               Signature Services, Inc.           Signature Services, Inc.
               1 John Hancock Way, Suite 1000     Mutual Fund Image Operations
               Boston, MA 02217-1000              529 Main Street
                                                  Charlestown, MA 02129

Phone          Customer service representatives   1-800-225-5291
               24-hour automated information      1-800-338-8080
               TDD line                           1-800-554-6713


A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Investment Grade Bond Fund.

550SA  11/04
        1/05

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005


By:
    -----------------------
    William H. King
    Vice President and Treasurer

Date:   January 26, 2005